Schedule of Investments (unaudited) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes

Aerospace & Defense — 1.3%
Boeing Co. (The)
2.70%, 02/01/27 (Call 12/01/26)	$35	$34,967
2.95%, 02/01/30 (Call 11/01/29)	85	85,271
3.20%, 03/01/29 (Call 12/01/28)	260	266,864
3.25%, 02/01/35 (Call 11/01/34)	100	100,513
3.60%, 05/01/34 (Call 02/01/34)	250	261,102
3.75%, 02/01/50 (Call 08/01/49)	90	90,580
6.88%, 03/15/39	95	138,140
General Dynamics Corp.
1.88%, 08/15/23 (Call 06/15/23)(a)	50	49,321
2.13%, 08/15/26 (Call 05/15/26)	160	156,211
2.38%, 11/15/24 (Call 09/15/24)	210	211,048
2.63%, 11/15/27 (Call 08/15/27)(a)	120	121,050
3.00%, 05/11/21	275	279,122
3.38%, 05/15/23 (Call 04/15/23)	143	148,799
3.50%, 05/15/25 (Call 03/15/25)	100	106,018
3.60%, 11/15/42 (Call 05/14/42)(a)	34	36,050
3.75%, 05/15/28 (Call 02/15/28)	155	169,065
3.88%, 07/15/21 (Call 04/15/21)	129	132,496
Lockheed Martin Corp.
3.35%, 09/15/21	350	357,472
3.55%, 01/15/26 (Call 10/15/25)	500	532,580
4.70%, 05/15/46 (Call 11/15/45)	810	982,279
Raytheon Co.
2.50%, 12/15/22 (Call 09/15/22)	334	335,306
4.88%, 10/15/40	200	241,162

		4,835,416

Agriculture — 0.9%
Archer-Daniels-Midland Co.
2.50%, 08/11/26 (Call 05/11/26)(a)	130	129,861
3.75%, 09/15/47 (Call 03/15/47)	85	88,869
4.02%, 04/16/43	84	90,656
4.50%, 03/15/49 (Call 09/15/48)	200	234,940
4.54%, 03/26/42(a)	75	86,785
Philip Morris International Inc.
1.88%, 02/25/21 (Call 01/25/21)	100	99,396
2.13%, 05/10/23 (Call 03/10/23)	130	128,400
2.50%, 08/22/22	526	526,621
2.63%, 02/18/22 (Call 01/18/22)	25	25,124
2.63%, 03/06/23	100	100,541
2.75%, 02/25/26 (Call 11/25/25)	180	181,310
3.13%, 08/17/27 (Call 05/17/27)	50	51,641
3.13%, 03/02/28 (Call 12/02/27)	105	107,316
3.25%, 11/10/24	165	170,414
3.38%, 08/11/25 (Call 05/11/25)	115	119,484
3.60%, 11/15/23	148	154,277
3.88%, 08/21/42	115	116,010
4.13%, 03/04/43	285	295,411
4.25%, 11/10/44	325	345,709
4.38%, 11/15/41	74	79,434
4.50%, 03/20/42	25	27,269
4.88%, 11/15/43	100	115,042
6.38%, 05/16/38	215	294,184

		3,568,694

Airlines — 0.4%
American Airlines Pass Through Trust
Series 2014-1, Class A, 3.70%, 04/01/28	8	7,805
Series 2015-1, Class A, 3.38%, 05/01/27	320	328,295

Security	Par (000)	Value

Airlines (continued)
Series 2015-2, Class AA, 3.60%, 09/22/27	$9	$8,891
Series 2016-1, Class AA, 3.58%, 07/15/29	43	44,275
Series 2016-3, Class AA, 3.00%, 10/15/28(a)	188	189,183
Continental Airlines Inc. Pass Through Trust, Series 2012-2, Class A, 4.00%, 10/29/24	216	226,524
United Airlines Pass Through Trust
Series 2013-1, Class A, 4.30%, 08/15/25	78	82,683
Series 2014-1, Class A, 4.00%, 10/11/27	86	90,180
Series 2014-2, Class A, 3.75%, 09/03/26	277	288,577
Series 2016-1, Class AA, 3.10%, 07/07/28	18	18,135
Series 2016-2, Class AA, 2.88%, 10/07/28	64	64,251

		1,348,799

Apparel — 0.3%
NIKE Inc.
2.25%, 05/01/23 (Call 02/01/23)	92	92,067
2.38%, 11/01/26 (Call 08/01/26)	380	379,320
3.38%, 11/01/46 (Call 05/01/46)	75	74,951
3.63%, 05/01/43 (Call 11/01/42)	100	103,812
3.88%, 11/01/45 (Call 05/01/45)	240	259,855
VF Corp., 3.50%, 09/01/21 (Call 06/21/21)	75	76,506

		986,511

Auto Manufacturers — 1.4%
American Honda Finance Corp.
1.65%, 07/12/21	195	192,475
1.70%, 09/09/21	225	222,196
2.30%, 09/09/26	220	214,982
2.45%, 09/24/20	300	300,531
2.60%, 11/16/22	125	126,026
2.90%, 02/16/24	271	276,382
3.50%, 02/15/28	160	169,293
3.63%, 10/10/23	300	314,400
Daimler Finance North America LLC, 8.50%, 01/18/31	480	713,640
Toyota Motor Credit Corp.
1.90%, 04/08/21	275	273,606
2.15%, 09/08/22	50	49,887
2.25%, 10/18/23	240	240,732
2.60%, 01/11/22	750	756,547
2.63%, 01/10/23	125	126,330
2.70%, 01/11/23	250	253,345
2.80%, 07/13/22	25	25,407
2.90%, 04/17/24	196	200,422
3.30%, 01/12/22	225	230,402
3.40%, 09/15/21	160	163,862
3.45%, 09/20/23	250	261,640

		5,112,105

Auto Parts & Equipment — 0.0%
Magna International Inc., 4.15%, 10/01/25 (Call 07/01/25)	125	133,276

Banks — 34.8%
Australia & New Zealand Banking Group Ltd./New York NY
2.25%, 11/09/20	100	99,940
2.63%, 05/19/22	385	388,500
2.63%, 11/09/22	350	353,405
2.70%, 11/16/20	242	243,258
Banco Bilbao Vizcaya Argentaria SA, 3.00%, 10/20/20	200	200,954
Banco Santander SA
2.71%, 06/27/24	400	398,788
3.31%, 06/27/29	200	202,026
3.80%, 02/23/28	400	411,068

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
3.85%, 04/12/23	$200	$207,462
4.38%, 04/12/28	200	214,026
Bank of America Corp.
2.15%, 11/09/20 (Call 11/09/19)	100	99,811
2.33%, 10/01/21 (Call 10/01/20)(b)	175	174,657
2.37%, 07/21/21 (Call 07/21/20)(b)	334	333,579
2.50%, 10/21/22 (Call 10/21/21)	275	275,261
2.63%, 10/19/20	375	376,650
2.63%, 04/19/21	175	175,756
2.82%, 07/21/23 (Call 07/21/22)(b)	375	378,112
2.88%, 04/24/23 (Call 04/24/22)(b)	275	277,387
3.00%, 12/20/23 (Call 12/20/22)(b)	500	506,975
3.09%, 10/01/25 (Call 10/01/24)(a)(b)	225	229,410
3.12%, 01/20/23 (Call 01/20/22)(b)	274	277,910
3.19%, 07/23/30 (Call 07/23/29)(b)	300	302,382
3.25%, 10/21/27 (Call 10/21/26)	100	102,503
3.30%, 01/11/23	185	189,997
3.37%, 01/23/26 (Call 01/23/25)(b)	450	463,212
3.42%, 12/20/28 (Call 12/20/27)(b)	1,042	1,072,145
3.46%, 03/15/25 (Call 03/15/24)(b)	250	258,508
3.50%, 05/17/22 (Call 05/17/21)(b)	150	152,603
3.50%, 04/19/26	350	365,260
3.55%, 03/05/24 (Call 03/05/23)(b)	100	103,276
3.59%, 07/21/28 (Call 07/21/27)(b)	209	217,546
3.71%, 04/24/28 (Call 04/24/27)(a)(b)	250	262,245
3.82%, 01/20/28 (Call 01/20/27)(b)	135	142,918
3.88%, 08/01/25	325	346,408
4.00%, 04/01/24	575	611,576
4.10%, 07/24/23	50	53,026
4.13%, 01/22/24	450	480,010
4.24%, 04/24/38 (Call 04/24/37)(b)	175	193,830
4.27%, 07/23/29 (Call 07/23/28)(b)	1,025	1,118,654
4.33%, 03/15/50 (Call 03/15/49)(b)	225	254,421
4.44%, 01/20/48 (Call 01/20/47)(b)	145	166,314
4.88%, 04/01/44	40	48,250
5.00%, 01/21/44	580	714,659
5.88%, 01/05/21	75	78,572
5.88%, 02/07/42	225	302,706
Bank of Montreal
1.90%, 08/27/21	350	347,343
2.35%, 09/11/22	565	566,249
2.55%, 11/06/22 (Call 10/06/22)	100	100,718
2.90%, 03/26/22	425	430,597
Series D, 3.10%, 04/13/21	200	202,682
Bank of New York Mellon Corp. (The)
2.05%, 05/03/21 (Call 04/03/21)	725	722,042
2.20%, 08/16/23 (Call 06/16/23)(a)	225	223,511
2.45%, 11/27/20 (Call 10/27/20)	50	50,109
2.45%, 08/17/26 (Call 05/17/26)	164	162,878
2.50%, 04/15/21 (Call 03/15/21)	120	120,430
2.60%, 08/17/20 (Call 07/17/20)	250	250,780
2.66%, 05/16/23 (Call 05/16/22)(a)(b)	100	100,784
2.80%, 05/04/26 (Call 02/04/26)	150	152,114
3.00%, 10/30/28 (Call 07/30/28)(a)	250	253,168
3.25%, 09/11/24 (Call 08/11/24)	25	25,835
3.25%, 05/16/27 (Call 02/16/27)	75	77,893
3.30%, 08/23/29 (Call 05/23/29)	250	258,383
3.40%, 05/15/24 (Call 04/15/24)	316	328,397
3.40%, 01/29/28 (Call 10/29/27)	50	52,585
3.44%, 02/07/28 (Call 02/07/27)(a)(b)	160	166,846

Security	Par (000)	Value

Banks (continued)
3.50%, 04/28/23	$350	$363,622
3.55%, 09/23/21 (Call 08/23/21)	325	333,167
3.65%, 02/04/24 (Call 01/05/24)	89	93,581
3.85%, 04/28/28	100	109,199
Series G, 3.00%, 02/24/25 (Call 01/24/25)	50	51,211
Bank of Nova Scotia (The)
2.35%, 10/21/20	247	247,368
2.45%, 03/22/21	292	292,704
2.45%, 09/19/22	130	130,642
2.70%, 03/07/22	325	328,471
2.80%, 07/21/21(a)	150	151,389
3.13%, 04/20/21	225	228,105
3.40%, 02/11/24(a)	220	228,615
Barclays Bank PLC, 2.65%, 01/11/21 (Call 12/11/20)	325	325,185
BB&T Corp.
2.05%, 05/10/21 (Call 04/09/21)	521	517,890
2.15%, 02/01/21 (Call 01/01/21)	25	24,922
2.75%, 04/01/22 (Call 03/01/22)	350	353,202
2.85%, 10/26/24 (Call 09/26/24)	546	554,392
3.20%, 09/03/21 (Call 08/03/21)	225	228,530
BNP Paribas SA
3.25%, 03/03/23	465	478,629
5.00%, 01/15/21	325	337,558
BPCE SA, 3.38%, 12/02/26(a)	400	412,356
Branch Banking & Trust Co.
2.85%, 04/01/21 (Call 03/01/21)	242	243,750
3.63%, 09/16/25 (Call 08/16/25)	250	261,460
Canadian Imperial Bank of Commerce
2.55%, 06/16/22	440	443,815
3.50%, 09/13/23	175	182,571
Citibank N.A.
2.13%, 10/20/20 (Call 09/20/20)	100	99,818
2.84%, 05/20/22 (Call 04/20/22)(b)	500	503,165
2.85%, 02/12/21 (Call 01/12/21)	750	755,925
3.17%, 02/19/22 (Call 02/19/21)(b)	825	833,654
3.40%, 07/23/21 (Call 06/23/21)	400	407,544
3.65%, 01/23/24 (Call 12/23/23)	300	314,382
Citigroup Inc.
2.65%, 10/26/20	1,000	1,002,550
2.88%, 07/24/23 (Call 07/24/22)(b)	900	907,632
2.90%, 12/08/21 (Call 11/08/21)	250	252,935
3.35%, 04/24/25 (Call 04/24/24)(b)	700	719,481
3.40%, 05/01/26	1,040	1,076,358
3.52%, 10/27/28 (Call 10/27/27)(b)	1,000	1,031,450
3.98%, 03/20/30 (Call 03/20/29)(b)	250	266,927
4.04%, 06/01/24 (Call 06/01/23)(b)	350	367,668
4.28%, 04/24/48 (Call 10/24/47)(a)(b)	75	83,876
4.65%, 07/23/48 (Call 06/23/48)	805	946,447
8.13%, 07/15/39	525	845,334
Cooperatieve Rabobank UA
3.88%, 02/08/22	635	657,669
5.25%, 05/24/41	215	278,829
Cooperatieve Rabobank UA/NY
2.50%, 01/19/21	500	500,985
2.75%, 01/10/22	665	670,958
2.75%, 01/10/23	250	252,815
Credit Suisse AG/New York NY
3.00%, 10/29/21	325	329,040
3.63%, 09/09/24	400	419,688
4.38%, 08/05/20	250	255,070

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Fifth Third Bank/Cincinnati OH
2.20%, 10/30/20 (Call 09/30/20)	$100	$99,881
3.95%, 07/28/25 (Call 06/28/25)	225	242,062
Goldman Sachs Group Inc. (The)
2.35%, 11/15/21 (Call 11/15/20)	225	224,136
2.60%, 12/27/20 (Call 12/27/19)	25	25,011
2.63%, 04/25/21 (Call 03/25/21)	600	601,020
2.75%, 09/15/20 (Call 08/15/20)	150	150,518
2.88%, 02/25/21 (Call 01/25/21)	173	173,990
2.88%, 10/31/22 (Call 10/31/21)(b)	400	402,264
2.91%, 06/05/23 (Call 06/05/22)(b)	200	201,582
2.91%, 07/24/23 (Call 07/24/22)(b)	95	95,764
3.00%, 04/26/22 (Call 04/26/21)	405	408,102
3.20%, 02/23/23 (Call 01/23/23)	875	892,264
3.27%, 09/29/25 (Call 09/29/24)(a)(b)	460	469,862
3.50%, 01/23/25 (Call 10/23/24)	535	552,569
3.50%, 11/16/26 (Call 11/16/25)	465	476,769
3.63%, 01/22/23	927	958,694
3.63%, 02/20/24 (Call 01/20/24)	250	259,665
3.69%, 06/05/28 (Call 06/05/27)(b)	260	269,500
3.75%, 05/22/25 (Call 02/22/25)	312	325,868
3.75%, 02/25/26 (Call 11/25/25)	175	183,150
3.81%, 04/23/29 (Call 04/23/28)(b)	135	141,029
3.85%, 07/08/24 (Call 04/08/24)	370	387,860
3.85%, 01/26/27 (Call 01/26/26)	730	765,171
4.00%, 03/03/24	150	158,396
4.02%, 10/31/38 (Call 10/31/37)(b)	280	290,427
4.22%, 05/01/29 (Call 05/01/28)(b)	435	466,825
4.41%, 04/23/39 (Call 04/23/38)(b)	435	474,385
4.75%, 10/21/45 (Call 04/21/45)	435	509,629
4.80%, 07/08/44 (Call 01/08/44)	250	291,042
5.25%, 07/27/21(a)	195	205,243
5.75%, 01/24/22	280	301,529
6.25%, 02/01/41	195	263,630
HSBC Bank USA N.A., 4.88%, 08/24/20	292	298,999
HSBC Holdings PLC
2.65%, 01/05/22	550	550,638
2.95%, 05/25/21	600	604,290
3.26%, 03/13/23 (Call 03/13/22)(b)	500	507,445
3.40%, 03/08/21	1,000	1,012,930
3.60%, 05/25/23	100	103,634
3.90%, 05/25/26	350	366,611
3.95%, 05/18/24 (Call 05/18/23)(b)	600	625,122
3.97%, 05/22/30 (Call 05/22/29)(b)	410	428,409
4.00%, 03/30/22	134	138,710
4.04%, 03/13/28 (Call 03/13/27)(b)	450	470,682
4.25%, 03/14/24	400	418,748
4.29%, 09/12/26 (Call 09/15/25)(b)	200	212,236
4.30%, 03/08/26	650	695,682
4.38%, 11/23/26	575	609,966
4.58%, 06/19/29 (Call 06/19/28)(b)	450	489,888
4.88%, 01/14/22	174	183,453
5.10%, 04/05/21	250	260,487
5.25%, 03/14/44	600	710,028
6.10%, 01/14/42	125	172,538
6.50%, 05/02/36	125	162,184
6.50%, 09/15/37	360	472,176
6.80%, 06/01/38	275	373,538

Security	Par (000)	Value

Banks (continued)
HSBC USA Inc.
2.75%, 08/07/20	$175	$175,726
3.50%, 06/23/24	250	260,957
5.00%, 09/27/20	100	102,674
Huntington National Bank (The), 3.25%, 05/14/21 (Call 04/14/21)	350	354,924
ING Groep NV
3.15%, 03/29/22	325	330,171
3.95%, 03/29/27	275	292,380
4.10%, 10/02/23(a)	450	475,258
4.55%, 10/02/28	300	334,527
JPMorgan Chase & Co.
2.30%, 08/15/21 (Call 08/15/20)	212	211,489
2.40%, 06/07/21 (Call 05/07/21)	200	200,232
2.55%, 10/29/20 (Call 09/29/20)	36	36,059
2.55%, 03/01/21 (Call 02/01/21)	175	175,467
2.70%, 05/18/23 (Call 03/18/23)	300	302,682
2.78%, 04/25/23 (Call 04/25/22)(b)	225	226,436
2.95%, 10/01/26 (Call 07/01/26)	125	126,583
2.97%, 01/15/23 (Call 01/15/22)	175	177,142
3.13%, 01/23/25 (Call 10/23/24)	99	101,387
3.20%, 01/25/23	426	436,897
3.20%, 06/15/26 (Call 03/15/26)(a)	200	205,890
3.22%, 03/01/25 (Call 03/01/24)(b)	150	153,950
3.25%, 09/23/22(a)	325	333,512
3.30%, 04/01/26 (Call 01/01/26)	275	285,169
3.54%, 05/01/28 (Call 05/01/27)(b)	170	177,361
3.56%, 04/23/24 (Call 04/23/23)(b)	100	103,519
3.63%, 05/13/24	120	126,095
3.63%, 12/01/27 (Call 12/01/26)	75	77,678
3.70%, 05/06/30 (Call 05/06/29)(b)	350	370,002
3.78%, 02/01/28 (Call 02/01/27)(b)	625	662,619
3.80%, 07/23/24 (Call 07/23/23)(b)	100	104,689
3.88%, 02/01/24	275	291,239
3.88%, 07/24/38 (Call 07/24/37)(b)	215	228,468
3.90%, 07/15/25 (Call 04/15/25)	425	452,710
3.90%, 01/23/49 (Call 01/23/48)(b)	250	266,170
3.96%, 11/15/48 (Call 11/15/47)(b)	475	508,022
4.01%, 04/23/29 (Call 04/23/28)(b)	150	161,601
4.03%, 07/24/48 (Call 07/24/47)(b)	230	247,873
4.20%, 07/23/29 (Call 07/23/28)(b)	460	503,475
4.25%, 10/15/20	50	51,090
4.25%, 10/01/27	350	380,604
4.26%, 02/22/48 (Call 02/22/47)(b)	140	155,901
4.35%, 08/15/21	108	112,126
4.50%, 01/24/22	225	236,185
4.63%, 05/10/21	1,097	1,139,213
4.85%, 02/01/44	15	18,099
5.40%, 01/06/42	165	211,683
5.50%, 10/15/40	165	211,781
5.60%, 07/15/41	342	448,290
6.40%, 05/15/38	445	620,735
JPMorgan Chase Bank N.A., 2.60%, 02/01/21 (Call 02/01/20)(b)	315	315,274
KeyBank N.A./Cleveland OH
3.30%, 02/01/22	250	255,663
3.38%, 03/07/23	300	309,960
Lloyds Bank PLC, 2.70%, 08/17/20	200	200,598

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
Lloyds Banking Group PLC
2.91%, 11/07/23 (Call 11/07/22)(b)	$625	$621,487
3.00%, 01/11/22	35	35,188
3.10%, 07/06/21	200	201,932
3.57%, 11/07/28 (Call 11/07/27)(b)	250	248,038
3.75%, 01/11/27	350	355,015
4.05%, 08/16/23	650	676,266
4.45%, 05/08/25	200	211,740
4.55%, 08/16/28(a)	325	348,764
M&T Bank Corp., 3.55%, 07/26/23 (Call 06/26/23)(a)	400	417,360
Manufacturers & Traders Trust Co., 2.05%, 08/17/20 (Call 07/17/20)	250	249,325
Mitsubishi UFJ Financial Group Inc.
2.19%, 09/13/21	350	347,424
2.62%, 07/18/22	300	300,285
2.67%, 07/25/22	225	225,828
2.80%, 07/18/24	200	201,014
3.00%, 02/22/22	1,025	1,036,849
3.20%, 07/18/29	275	278,539
3.22%, 03/07/22	200	203,394
3.29%, 07/25/27(a)	450	463,369
3.41%, 03/07/24	250	257,998
3.46%, 03/02/23	100	102,909
3.54%, 07/26/21	50	50,968
3.68%, 02/22/27	375	396,225
3.74%, 03/07/29	250	266,292
3.75%, 07/18/39	225	231,422
3.78%, 03/02/25	75	78,999
3.85%, 03/01/26	400	424,752
3.96%, 03/02/28	250	269,840
4.15%, 03/07/39	100	109,269
4.29%, 07/26/38	50	55,550
Mizuho Financial Group Inc.
2.27%, 09/13/21	700	695,870
2.95%, 02/28/22	275	277,354
3.17%, 09/11/27	350	357,812
3.55%, 03/05/23	180	185,922
3.66%, 02/28/27	250	263,827
4.02%, 03/05/28	200	217,400
Morgan Stanley
2.50%, 04/21/21	425	425,731
2.63%, 11/17/21	575	577,317
2.75%, 05/19/22	1,075	1,082,493
3.13%, 07/27/26	575	583,907
3.59%, 07/22/28 (Call 07/22/27)(b)	815	846,410
3.63%, 01/20/27	350	365,445
3.70%, 10/23/24(a)	150	157,377
3.74%, 04/24/24 (Call 04/24/23)(b)	300	311,745
3.75%, 02/25/23	314	326,604
3.88%, 01/27/26	480	508,598
3.97%, 07/22/38 (Call 07/22/37)(b)	250	264,315
4.00%, 07/23/25	325	346,775
4.30%, 01/27/45	395	438,004
4.38%, 01/22/47	605	682,373
4.43%, 01/23/30 (Call 01/23/29)(b)	400	441,896
4.46%, 04/22/39 (Call 04/22/38)(b)	65	72,681
5.50%, 07/28/21	234	247,427
5.75%, 01/25/21	100	104,736
6.38%, 07/24/42	578	818,558
7.25%, 04/01/32	205	289,050

Security	Par (000)	Value

Banks (continued)
Series F, 3.88%, 04/29/24	$402	$424,757
MUFG Americas Holdings Corp., 3.00%, 02/10/25 (Call 01/20/25)	39	39,320
National Australia Bank Ltd./New York
1.88%, 07/12/21	400	396,792
2.50%, 01/12/21	250	250,793
2.50%, 05/22/22	250	251,178
2.50%, 07/12/26	375	372,446
2.63%, 01/14/21	300	301,578
2.80%, 01/10/22	100	101,112
National Bank of Canada, 2.20%, 11/02/20 (Call 10/02/20)	250	249,495
Northern Trust Corp.
2.38%, 08/02/22	248	248,923
3.38%, 08/23/21	93	95,124
3.95%, 10/30/25	235	252,672
PNC Bank N.A.
2.15%, 04/29/21 (Call 03/30/21)	250	249,148
2.63%, 02/17/22 (Call 01/17/22)	550	554,191
3.30%, 10/30/24 (Call 09/30/24)	250	259,740
4.20%, 11/01/25 (Call 10/01/25)	250	270,282
PNC Financial Services Group Inc. (The)
2.60%, 07/23/26 (Call 05/24/26)	300	299,202
3.15%, 05/19/27 (Call 04/19/27)	140	144,452
3.30%, 03/08/22 (Call 02/06/22)	165	168,934
3.45%, 04/23/29 (Call 01/23/29)	200	209,674
3.50%, 01/23/24 (Call 12/24/23)	370	387,312
3.90%, 04/29/24 (Call 03/29/24)	700	738,675
Royal Bank of Canada
2.15%, 10/26/20	390	389,661
2.35%, 10/30/20(a)	350	350,595
2.50%, 01/19/21	125	125,388
2.75%, 02/01/22	449	454,388
3.20%, 04/30/21	334	339,237
3.70%, 10/05/23	300	314,559
4.65%, 01/27/26(a)	205	223,667
Santander UK PLC, 4.00%, 03/13/24	448	470,458
Skandinaviska Enskilda Banken AB
2.63%, 03/15/21	250	250,583
2.80%, 03/11/22	280	282,002
State Street Corp.
1.95%, 05/19/21	100	99,498
2.55%, 08/18/20	62	62,164
2.65%, 05/15/23 (Call 05/15/22)(b)	35	35,257
2.65%, 05/19/26	170	170,915
3.10%, 05/15/23	205	209,838
3.30%, 12/16/24	390	404,765
3.55%, 08/18/25(a)	75	79,235
3.70%, 11/20/23	240	253,145
3.78%, 12/03/24 (Call 12/03/23)(b)	50	52,551
4.14%, 12/03/29 (Call 12/03/28)(b)	250	276,615
4.38%, 03/07/21	70	72,321
Sumitomo Mitsui Banking Corp.
2.45%, 10/20/20	242	241,891
3.95%, 07/19/23	725	763,867
3.95%, 01/10/24	75	79,415
Sumitomo Mitsui Financial Group Inc.
2.44%, 10/19/21	50	49,963
2.70%, 07/16/24	300	299,625
2.78%, 07/12/22	175	176,533
2.78%, 10/18/22	200	201,560

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Banks (continued)
2.85%, 01/11/22	$100	$100,864
2.93%, 03/09/21	325	327,476
3.01%, 10/19/26	294	297,601
3.04%, 07/16/29	500	500,385
3.10%, 01/17/23	40	40,720
3.35%, 10/18/27	150	155,595
3.36%, 07/12/27	250	259,473
3.45%, 01/11/27	360	374,476
3.78%, 03/09/26(a)	205	217,232
3.94%, 10/16/23	1,000	1,053,740
SunTrust Bank/Atlanta GA
2.45%, 08/01/22 (Call 07/01/22)	315	314,732
2.80%, 05/17/22 (Call 04/17/22)	345	348,671
3.53%, 10/26/21 (Call 10/26/20)(b)	100	101,223
4.05%, 11/03/25 (Call 09/03/25)	250	270,067
Svenska Handelsbanken AB
2.40%, 10/01/20	350	350,241
2.45%, 03/30/21	350	350,497
3.35%, 05/24/21	250	254,528
Toronto-Dominion Bank (The)
1.80%, 07/13/21	325	322,520
1.85%, 09/11/20	125	124,469
2.13%, 04/07/21(a)	283	282,451
2.50%, 12/14/20	184	184,657
2.55%, 01/25/21	225	226,049
3.15%, 09/17/20	150	151,413
3.25%, 06/11/21	275	279,796
3.50%, 07/19/23	175	183,071
3.63%, 09/15/31 (Call 09/15/26)(a)(b)	475	481,650
U.S. Bancorp.
2.95%, 07/15/22 (Call 06/15/22)	426	433,063
3.00%, 03/15/22 (Call 02/15/22)	204	207,678
3.10%, 04/27/26 (Call 03/27/26)	400	408,736
3.38%, 02/05/24 (Call 01/05/24)	250	260,712
3.60%, 09/11/24 (Call 08/11/24)	225	235,940
3.70%, 01/30/24 (Call 12/29/23)	75	79,343
Series V, 2.38%, 07/22/26 (Call 06/22/26)	215	212,856
Series V, 2.63%, 01/24/22 (Call 12/23/21)(a)	450	453,613
Series X, 3.15%, 04/27/27 (Call 03/27/27)	425	441,928
U.S. Bank N.A./Cincinnati OH
3.10%, 05/21/21 (Call 05/21/20)(b)	250	251,533
3.15%, 04/26/21 (Call 03/26/21)	250	253,560
3.40%, 07/24/23 (Call 06/23/23)	250	259,892
UBS AG/Stamford CT, 4.88%, 08/04/20	200	204,914
Wachovia Corp., 5.50%, 08/01/35	200	242,164
Wells Fargo & Co.
2.10%, 07/26/21	275	273,633
2.50%, 03/04/21	199	199,247
2.55%, 12/07/20	88	88,200
2.63%, 07/22/22	150	150,824
3.00%, 01/22/21(a)	145	146,296
3.00%, 02/19/25(a)	955	971,416
3.00%, 04/22/26	353	357,130
3.00%, 10/23/26	380	384,165
3.07%, 01/24/23 (Call 01/24/22)	500	507,135
3.30%, 09/09/24	620	639,350
3.50%, 03/08/22(a)	1,275	1,309,208
3.55%, 09/29/25	235	245,030
3.58%, 05/22/28 (Call 05/22/27)(b)	210	219,141
3.75%, 01/24/24 (Call 12/24/23)	200	209,676

Security	Par (000)	Value

Banks (continued)
3.90%, 05/01/45	$315	$342,169
4.10%, 06/03/26	200	211,656
4.13%, 08/15/23	24	25,292
4.15%, 01/24/29 (Call 10/25/28)	460	502,757
4.30%, 07/22/27	400	431,260
4.40%, 06/14/46	140	153,003
4.48%, 01/16/24	269	287,505
4.60%, 04/01/21(a)	212	219,666
4.65%, 11/04/44	235	264,967
4.75%, 12/07/46	675	774,576
4.90%, 11/17/45	290	338,340
5.38%, 02/07/35	25	31,067
5.38%, 11/02/43	90	110,390
5.61%, 01/15/44	350	442,197
Series M, 3.45%, 02/13/23	430	440,935
Wells Fargo Bank N.A., 2.60%, 01/15/21	250	250,955
Westpac Banking Corp.
2.00%, 08/19/21	300	298,158
2.10%, 05/13/21	125	124,549
2.50%, 06/28/22	35	35,203
2.60%, 11/23/20	25	25,086
2.65%, 01/25/21	400	402,020
2.70%, 08/19/26(a)	50	50,400
2.75%, 01/11/23	500	506,660
2.80%, 01/11/22	300	303,645
2.85%, 05/13/26	400	407,004
3.35%, 03/08/27	350	368,238

		131,605,142

Beverages — 1.9%
Brown-Forman Corp., 4.50%, 07/15/45 (Call 01/15/45)	109	129,184
Coca-Cola Co. (The)
1.55%, 09/01/21	250	247,165
1.88%, 10/27/20	55	54,798
2.20%, 05/25/22	50	50,057
2.25%, 09/01/26	145	144,410
2.45%, 11/01/20	184	184,537
2.50%, 04/01/23(a)	100	101,364
2.55%, 06/01/26	112	113,455
2.88%, 10/27/25	600	619,272
2.90%, 05/25/27	85	88,255
3.15%, 11/15/20	75	75,875
3.20%, 11/01/23	182	189,471
3.30%, 09/01/21	226	231,426
Coca-Cola FEMSA SAB de CV, 3.88%, 11/26/23(a)	350	367,356
Diageo Capital PLC
2.63%, 04/29/23 (Call 01/29/23)	725	731,547
3.88%, 04/29/43 (Call 10/29/42)	55	59,668
5.88%, 09/30/36	100	131,855
Diageo Investment Corp.
2.88%, 05/11/22	90	91,355
4.25%, 05/11/42	69	77,466
PepsiCo Inc.
1.70%, 10/06/21 (Call 09/06/21)	425	420,546
2.15%, 10/14/20 (Call 09/14/20)(a)	200	199,894
2.25%, 05/02/22 (Call 04/02/22)	550	551,644
2.38%, 10/06/26 (Call 07/06/26)	50	49,892
2.75%, 03/05/22	125	127,029
2.75%, 03/01/23	145	148,412
2.85%, 02/24/26 (Call 11/24/25)	100	102,700
3.00%, 10/15/27 (Call 07/15/27)(a)	80	83,100

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Beverages (continued)
3.10%, 07/17/22 (Call 05/17/22)	$100	$102,513
3.13%, 11/01/20	100	101,121
3.45%, 10/06/46 (Call 04/06/46)	475	486,447
3.50%, 07/17/25 (Call 04/17/25)	110	116,686
3.60%, 03/01/24 (Call 12/01/23)	275	290,370
3.60%, 08/13/42	10	10,484
4.00%, 03/05/42	292	323,279
4.00%, 05/02/47 (Call 11/02/46)(a)	90	100,246
4.25%, 10/22/44 (Call 04/22/44)	135	154,372
4.45%, 04/14/46 (Call 10/14/45)	115	135,844
4.60%, 07/17/45 (Call 01/17/45)	75	89,992
5.50%, 01/15/40	35	45,617

		7,328,704

Biotechnology — 1.1%
Gilead Sciences Inc.
1.95%, 03/01/22 (Call 02/01/22)	90	89,231
2.50%, 09/01/23 (Call 07/01/23)	111	111,333
2.55%, 09/01/20	562	563,000
2.95%, 03/01/27 (Call 12/01/26)(a)	325	328,802
3.25%, 09/01/22 (Call 07/01/22)	30	30,710
3.50%, 02/01/25 (Call 11/01/24)	289	302,207
3.65%, 03/01/26 (Call 12/01/25)	160	168,778
3.70%, 04/01/24 (Call 01/01/24)	450	472,554
4.00%, 09/01/36 (Call 03/01/36)	75	80,264
4.15%, 03/01/47 (Call 09/01/46)	160	168,626
4.40%, 12/01/21 (Call 09/01/21)	124	129,176
4.50%, 04/01/21 (Call 01/01/21)	70	72,052
4.50%, 02/01/45 (Call 08/01/44)	240	262,841
4.60%, 09/01/35 (Call 03/01/35)	192	218,158
4.75%, 03/01/46 (Call 09/01/45)(a)	510	580,212
4.80%, 04/01/44 (Call 10/01/43)	355	403,660
5.65%, 12/01/41 (Call 06/01/41)	125	156,157

		4,137,761

Chemicals — 0.3%
Ecolab Inc.
3.25%, 12/01/27 (Call 09/01/27)(a)	75	78,147
3.95%, 12/01/47 (Call 06/01/47)	130	141,109
PPG Industries Inc., 3.60%, 11/15/20	250	253,620
Praxair Inc.
2.20%, 08/15/22 (Call 05/15/22)	94	93,868
2.45%, 02/15/22 (Call 11/15/21)(a)	260	261,375
3.00%, 09/01/21	25	25,360
3.20%, 01/30/26 (Call 10/30/25)	200	209,164
3.55%, 11/07/42 (Call 05/07/42)	165	169,161

		1,231,804

Commercial Services — 0.3%
Automatic Data Processing Inc.
2.25%, 09/15/20 (Call 08/15/20)	85	85,041
3.38%, 09/15/25 (Call 06/15/25)	162	171,623
Leland Stanford Junior University (The), 3.65%, 05/01/48 (Call 11/01/47)	50	54,660
Massachusetts Institute of Technology
4.68%, 07/01/14	40	50,971
5.60%, 07/01/11	105	163,050
President and Fellows of Harvard College, 3.15%, 07/15/46 (Call 01/15/46)(a)	175	175,814
Princeton University, 5.70%, 03/01/39	49	66,786
S&P Global Inc., 2.95%, 01/22/27 (Call 10/22/26)	225	229,282

Security	Par (000)	Value

Commercial Services (continued)
University of Southern California, 3.03%, 10/01/39	$255	$251,369

		1,248,596

Computers — 4.3%
Apple Inc.
1.55%, 08/04/21 (Call 07/04/21)	100	98,823
2.15%, 02/09/22(a)	319	319,160
2.25%, 02/23/21 (Call 01/23/21)(a)	950	951,805
2.30%, 05/11/22 (Call 04/11/22)(a)	100	100,468
2.40%, 01/13/23 (Call 12/13/22)	185	186,417
2.40%, 05/03/23	1,810	1,823,865
2.45%, 08/04/26 (Call 05/04/26)	150	149,771
2.50%, 02/09/22 (Call 01/09/22)	225	226,953
2.50%, 02/09/25	108	108,727
2.70%, 05/13/22	112	113,696
2.75%, 01/13/25 (Call 11/13/24)	160	163,216
2.85%, 05/06/21	242	244,868
2.85%, 02/23/23 (Call 12/23/22)	200	204,606
2.85%, 05/11/24 (Call 03/11/24)	175	179,555
2.90%, 09/12/27 (Call 06/12/27)	310	317,167
3.00%, 02/09/24 (Call 12/09/23)(a)	175	180,546
3.00%, 06/20/27 (Call 03/20/27)	100	103,129
3.00%, 11/13/27 (Call 08/13/27)(a)	475	490,689
3.20%, 05/13/25	149	155,735
3.20%, 05/11/27 (Call 02/11/27)	175	182,411
3.25%, 02/23/26 (Call 11/23/25)	255	266,597
3.35%, 02/09/27 (Call 11/09/26)	525	552,221
3.45%, 05/06/24	207	218,031
3.45%, 02/09/45	375	377,194
3.75%, 09/12/47 (Call 03/12/47)	60	63,412
3.75%, 11/13/47 (Call 05/13/47)	425	449,497
3.85%, 05/04/43	232	248,082
3.85%, 08/04/46 (Call 02/04/46)	415	444,822
4.25%, 02/09/47 (Call 08/09/46)(a)	235	265,968
4.38%, 05/13/45	290	332,920
4.45%, 05/06/44	77	89,241
4.50%, 02/23/36 (Call 08/23/35)	295	347,094
4.65%, 02/23/46 (Call 08/23/45)	500	598,405
IBM Credit LLC
3.00%, 02/06/23	300	305,760
3.45%, 11/30/20(a)	600	608,982
International Business Machines Corp.
1.88%, 08/01/22	150	148,020
2.25%, 02/19/21	250	249,898
2.80%, 05/13/21	100	100,837
2.85%, 05/13/22	300	303,849
2.88%, 11/09/22	310	314,647
2.90%, 11/01/21	125	126,408
3.00%, 05/15/24	400	409,144
3.30%, 05/15/26	425	441,362
3.30%, 01/27/27	165	171,752
3.38%, 08/01/23	200	207,284
3.45%, 02/19/26(a)	253	265,660
3.50%, 05/15/29	475	497,904
3.63%, 02/12/24	150	157,305
4.00%, 06/20/42	290	305,054
4.15%, 05/15/39	250	271,165
4.25%, 05/15/49	425	460,606
4.70%, 02/19/46	150	173,127

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Computers (continued)
5.60%, 11/30/39	$250	$320,100
7.00%, 10/30/25	40	49,807

		16,443,762

Cosmetics & Personal Care — 1.1%
Colgate-Palmolive Co.
1.95%, 02/01/23	204	202,868
2.30%, 05/03/22	85	85,457
3.70%, 08/01/47 (Call 02/01/47)	50	54,373
4.00%, 08/15/45	175	197,519
Estee Lauder Companies Inc. (The)
3.15%, 03/15/27 (Call 12/15/26)	125	130,197
4.15%, 03/15/47 (Call 09/15/46)(a)	100	113,085
Procter & Gamble Co. (The)
1.70%, 11/03/21	175	173,477
1.85%, 02/02/21	25	24,894
2.15%, 08/11/22	325	325,731
2.30%, 02/06/22	183	183,860
2.45%, 11/03/26	170	171,294
2.70%, 02/02/26(a)	190	194,826
2.85%, 08/11/27	110	114,148
3.10%, 08/15/23	295	306,378
3.50%, 10/25/47	70	74,783
5.55%, 03/05/37	50	67,218
Unilever Capital Corp.
2.00%, 07/28/26	200	193,896
2.10%, 07/30/20	97	96,950
2.60%, 05/05/24 (Call 03/05/24)	300	303,393
3.00%, 03/07/22	100	101,935
3.10%, 07/30/25	200	207,744
3.50%, 03/22/28 (Call 12/22/27)(a)	465	498,792
5.90%, 11/15/32	220	293,808

		4,116,626

Distribution & Wholesale — 0.1%
WW Grainger Inc., 4.60%, 06/15/45 (Call 12/15/44)	280	314,454

Diversified Financial Services — 3.8%
American Express Co.
2.20%, 10/30/20 (Call 09/29/20)	25	24,951
2.50%, 08/01/22 (Call 07/01/22)	572	573,808
2.65%, 12/02/22	325	327,437
3.00%, 02/22/21 (Call 01/22/21)	500	504,880
3.00%, 10/30/24 (Call 09/29/24)	575	586,000
3.40%, 02/27/23 (Call 01/27/23)	225	232,193
3.63%, 12/05/24 (Call 11/04/24)	375	391,417
3.70%, 08/03/23 (Call 07/03/23)	150	156,657
4.05%, 12/03/42	76	84,633
American Express Credit Corp.
2.25%, 05/05/21 (Call 04/05/21)	375	374,854
2.70%, 03/03/22 (Call 01/31/22)	320	322,682
3.30%, 05/03/27 (Call 04/03/27)	675	708,993
Series F, 2.60%, 09/14/20 (Call 08/14/20)	350	351,092
Ameriprise Financial Inc.
2.88%, 09/15/26 (Call 02/02/26)	200	201,528
4.00%, 10/15/23	225	238,495
Charles Schwab Corp. (The)
2.65%, 01/25/23 (Call 12/25/22)	301	304,543
3.20%, 03/02/27 (Call 12/02/26)	245	253,112
3.20%, 01/25/28 (Call 10/25/27)	145	149,715
3.25%, 05/21/21 (Call 04/21/21)	92	93,512

Security	Par (000)	Value

Diversified Financial Services (continued)
3.85%, 05/21/25 (Call 03/21/25)	$290	$309,088
4.00%, 02/01/29 (Call 11/01/28)	200	219,506
CME Group Inc.
3.00%, 09/15/22	173	176,912
3.00%, 03/15/25 (Call 12/15/24)	285	294,533
4.15%, 06/15/48 (Call 12/15/47)	205	234,188
5.30%, 09/15/43 (Call 03/15/43)	70	91,283
Credit Suisse USA Inc., 7.13%, 07/15/32	110	156,593
Intercontinental Exchange Inc.
2.35%, 09/15/22 (Call 08/15/22)	77	76,954
2.75%, 12/01/20 (Call 11/01/20)	185	185,810
3.10%, 09/15/27 (Call 06/15/27)	300	308,583
3.75%, 12/01/25 (Call 09/01/25)	260	277,085
3.75%, 09/21/28 (Call 06/21/28)	250	270,112
4.00%, 10/15/23	25	26,513
4.25%, 09/21/48 (Call 03/21/48)	220	251,775
Invesco Finance PLC
3.75%, 01/15/26	97	101,863
4.00%, 01/30/24	410	432,603
Mastercard Inc.
2.95%, 11/21/26 (Call 08/21/26)	400	414,128
3.38%, 04/01/24	392	412,180
3.80%, 11/21/46 (Call 05/21/46)	125	136,213
ORIX Corp.
2.90%, 07/18/22(a)	125	126,668
3.25%, 12/04/24	75	76,928
3.70%, 07/18/27	90	94,525
TD Ameritrade Holding Corp.
2.95%, 04/01/22 (Call 02/01/22)	395	400,858
3.30%, 04/01/27 (Call 01/01/27)	280	289,570
Visa Inc.
2.15%, 09/15/22 (Call 08/15/22)	375	374,932
2.20%, 12/14/20 (Call 11/14/20)	310	310,347
2.75%, 09/15/27 (Call 06/15/27)(a)	25	25,554
2.80%, 12/14/22 (Call 10/14/22)	450	458,680
3.15%, 12/14/25 (Call 09/14/25)	700	730,548
3.65%, 09/15/47 (Call 03/15/47)	295	319,689
4.15%, 12/14/35 (Call 06/14/35)(a)	360	419,076
4.30%, 12/14/45 (Call 06/14/45)	375	445,346

		14,329,145

Electric — 5.0%
AEP Transmission Co. LLC, 3.75%, 12/01/47 (Call 06/01/47)	165	171,186
Alabama Power Co.
3.75%, 03/01/45 (Call 09/01/44)	40	41,602
6.00%, 03/01/39	100	134,082
Series 17-A, 2.45%, 03/30/22 (Call 02/28/22)	10	10,032
Series A, 4.30%, 07/15/48 (Call 01/15/48)	100	113,162
Series B, 3.70%, 12/01/47 (Call 06/01/47)	90	93,378
Ameren Illinois Co., 3.70%, 12/01/47 (Call 06/01/47)	356	371,689
Arizona Public Service Co., 4.35%, 11/15/45 (Call 05/15/45)	70	77,944
Baltimore Gas & Electric Co., 3.50%, 08/15/46 (Call 02/15/46)	45	44,766
Berkshire Hathaway Energy Co.
3.75%, 11/15/23 (Call 08/15/23)	90	94,629
3.80%, 07/15/48 (Call 01/15/48)	50	51,838
4.45%, 01/15/49 (Call 07/15/48)	250	286,962
4.50%, 02/01/45 (Call 08/01/44)	125	142,777
5.15%, 11/15/43 (Call 05/15/43)	75	92,675
5.95%, 05/15/37	25	33,150
6.13%, 04/01/36	125	169,789

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
CenterPoint Energy Houston Electric LLC
3.55%, 08/01/42 (Call 02/01/42)(a)	$50	$50,629
4.50%, 04/01/44 (Call 10/01/43)	90	103,928
Commonwealth Edison Co.
2.55%, 06/15/26 (Call 03/15/26)	165	164,559
3.65%, 06/15/46 (Call 12/15/45)	175	182,206
4.00%, 03/01/48 (Call 09/01/47)	260	287,420
5.90%, 03/15/36(a)	75	98,206
Series 123, 3.75%, 08/15/47 (Call 02/15/47)	60	63,212
Consolidated Edison Co. of New York Inc.
3.85%, 06/15/46 (Call 12/15/45)(a)	135	140,963
3.95%, 03/01/43 (Call 09/01/42)	87	92,013
4.45%, 03/15/44 (Call 09/15/43)	195	220,274
4.50%, 12/01/45 (Call 06/01/45)	60	68,534
4.63%, 12/01/54 (Call 06/01/54)	225	260,212
Series 07-A, 6.30%, 08/15/37	70	93,965
Series 08-B, 6.75%, 04/01/38	104	148,969
Series 09-C, 5.50%, 12/01/39	160	204,181
Series 2017, 3.88%, 06/15/47 (Call 12/15/46)	135	141,585
Series C, 4.30%, 12/01/56 (Call 06/01/56)	25	27,455
Series D, 4.00%, 12/01/28 (Call 09/01/28)	500	551,755
Consumers Energy Co., 4.35%, 04/15/49 (Call 10/15/48)	100	117,032
Delmarva Power & Light Co., 3.50%, 11/15/23 (Call 08/15/23)	160	167,045
Dominion Energy South Carolina Inc.
4.35%, 02/01/42 (Call 08/01/41)	37	40,871
5.10%, 06/01/65 (Call 12/01/64)	75	94,899
6.05%, 01/15/38	25	32,947
DTE Electric Co.
3.70%, 03/15/45 (Call 09/15/44)	100	104,945
3.95%, 03/01/49 (Call 09/01/48)	200	220,834
Duke Energy Carolinas LLC
2.50%, 03/15/23 (Call 01/15/23)	124	125,157
2.95%, 12/01/26 (Call 09/01/26)	65	66,557
3.05%, 03/15/23 (Call 03/15/23)	105	108,002
3.70%, 12/01/47 (Call 06/01/47)	65	67,623
3.75%, 06/01/45 (Call 12/01/44)	25	26,157
3.88%, 03/15/46 (Call 09/15/45)	200	213,206
3.95%, 11/15/28 (Call 08/15/28)	100	110,199
4.00%, 09/30/42 (Call 03/30/42)	75	81,012
4.25%, 12/15/41 (Call 06/15/41)	375	416,231
5.30%, 02/15/40	88	111,366
6.00%, 01/15/38	70	93,969
6.05%, 04/15/38	125	169,086
6.10%, 06/01/37	230	306,470
Duke Energy Florida LLC
3.20%, 01/15/27 (Call 10/15/26)	125	129,421
3.40%, 10/01/46 (Call 04/01/46)	200	196,948
3.80%, 07/15/28 (Call 04/15/28)	575	624,139
6.40%, 06/15/38	135	192,301
Duke Energy Indiana LLC, 3.75%, 05/15/46 (Call 12/15/45)	25	25,905
Duke Energy Progress LLC
2.80%, 05/15/22 (Call 02/15/22)	40	40,532
3.00%, 09/15/21 (Call 06/15/21)	510	517,308
3.60%, 09/15/47 (Call 03/15/47)	10	10,168
4.10%, 03/15/43 (Call 09/15/42)	75	81,737
4.15%, 12/01/44 (Call 06/01/44)	50	55,085
4.20%, 08/15/45 (Call 02/15/45)	70	78,375
Entergy Arkansas LLC, 3.50%, 04/01/26 (Call 01/01/26)	224	234,671

Security	Par (000)	Value

Electric (continued)
Entergy Louisiana LLC
4.00%, 03/15/33 (Call 12/15/32)	$145	$160,770
4.20%, 09/01/48 (Call 03/01/48)	125	139,944
Florida Power & Light Co.
2.75%, 06/01/23 (Call 12/01/22)	59	59,868
3.13%, 12/01/25 (Call 06/01/25)	151	157,775
3.25%, 06/01/24 (Call 12/01/23)	185	192,657
3.70%, 12/01/47 (Call 06/01/47)	165	174,751
3.95%, 03/01/48 (Call 09/01/47)	150	165,417
4.05%, 06/01/42 (Call 12/01/41)(a)	50	55,107
4.05%, 10/01/44 (Call 04/01/44)	75	83,297
4.13%, 02/01/42 (Call 08/01/41)	30	33,458
4.13%, 06/01/48 (Call 12/01/47)	100	113,474
5.69%, 03/01/40	30	39,617
5.95%, 02/01/38(a)	240	326,002
5.96%, 04/01/39	110	149,886
Georgia Power Co.
4.30%, 03/15/42	429	459,751
Series 10-C, 4.75%, 09/01/40	24	27,007
Kentucky Utilities Co.
3.25%, 11/01/20 (Call 08/01/20)	87	87,820
5.13%, 11/01/40 (Call 05/01/40)	84	103,019
MidAmerican Energy Co.
3.50%, 10/15/24 (Call 07/15/24)	150	157,918
3.65%, 04/15/29 (Call 01/15/29)(a)	125	135,695
3.65%, 08/01/48 (Call 02/01/48)	25	26,195
4.25%, 07/15/49 (Call 01/15/49)(a)	75	86,857
National Rural Utilities Cooperative Finance Corp.
2.85%, 01/27/25 (Call 10/27/24)	50	50,976
3.40%, 02/07/28 (Call 11/07/27)	75	79,398
4.02%, 11/01/32 (Call 05/01/32)	95	106,351
4.30%, 03/15/49 (Call 09/15/48)	170	193,025
Northern States Power Co./MN
3.40%, 08/15/42 (Call 02/15/42)	25	25,188
3.60%, 09/15/47 (Call 03/15/47)	85	87,899
NSTAR Electric Co., 3.20%, 05/15/27 (Call 02/15/27)	170	175,413
Ohio Power Co., Series M, 5.38%, 10/01/21	115	122,265
Oncor Electric Delivery Co. LLC
3.75%, 04/01/45 (Call 10/01/44)	98	103,739
5.30%, 06/01/42 (Call 12/01/41)(a)	95	120,017
7.00%, 09/01/22	20	22,707
7.00%, 05/01/32	115	162,201
PacifiCorp
4.13%, 01/15/49 (Call 07/15/48)	325	364,341
5.75%, 04/01/37	315	406,426
6.00%, 01/15/39(a)	150	201,823
6.25%, 10/15/37	75	102,376
PECO Energy Co., 3.90%, 03/01/48 (Call 09/01/47)	125	135,520
Public Service Co. of Colorado, 3.60%, 09/15/42 (Call 03/15/42)	114	116,536
Public Service Electric & Gas Co.
2.38%, 05/15/23 (Call 02/15/23)	144	144,367
3.80%, 03/01/46 (Call 09/01/45)	11	11,735
San Diego Gas & Electric Co.
2.50%, 05/15/26 (Call 02/15/26)	145	142,335
4.50%, 08/15/40	115	128,067
Southern California Edison Co.
3.88%, 06/01/21 (Call 03/01/21)(a)	129	131,442
4.00%, 04/01/47 (Call 10/01/46)	75	76,766
4.50%, 09/01/40 (Call 03/01/40)	75	81,142

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Electric (continued)
4.65%, 10/01/43 (Call 04/01/43)	$115	$128,093
5.50%, 03/15/40	149	178,655
6.00%, 01/15/34	25	30,662
6.05%, 03/15/39(a)	50	63,204
Series 08-A, 5.95%, 02/01/38(a)	132	165,315
Series A, 4.20%, 03/01/29 (Call 12/01/28)	115	125,495
Series B, 4.88%, 03/01/49 (Call 09/01/48)	100	116,226
Series C, 3.50%, 10/01/23 (Call 07/01/23)	165	169,523
Series C, 4.13%, 03/01/48 (Call 09/01/47)	260	270,075
Virginia Electric & Power Co.
4.00%, 01/15/43 (Call 07/15/42)	100	107,011
4.45%, 02/15/44 (Call 08/15/43)	73	83,148
4.60%, 12/01/48 (Call 06/01/48)	200	237,962
8.88%, 11/15/38	176	291,695
Series A, 3.15%, 01/15/26 (Call 10/15/25)	286	296,442
Series A, 3.50%, 03/15/27 (Call 12/15/26)	150	158,076
Series A, 6.00%, 05/15/37	85	110,750
Series B, 3.80%, 09/15/47 (Call 03/15/47)	35	36,657
Series C, 2.75%, 03/15/23 (Call 12/15/22)	119	120,446
Series C, 4.00%, 11/15/46 (Call 05/15/46)	90	97,090
Westar Energy Inc., 4.13%, 03/01/42 (Call 09/01/41)	34	36,901

		18,741,691

Electrical Components & Equipment — 0.1%
Emerson Electric Co.
2.63%, 12/01/21 (Call 11/01/21)	382	385,060
2.63%, 02/15/23 (Call 11/15/22)	57	58,219

		443,279

Electronics — 0.3%
Honeywell International Inc.
1.85%, 11/01/21 (Call 10/01/21)	510	505,614
2.50%, 11/01/26 (Call 08/01/26)	333	334,026
4.25%, 03/01/21	125	128,936
Tyco Electronics Group SA, 3.50%, 02/03/22 (Call 11/03/21)	35	35,763

		1,004,339

Food — 0.0%
Hershey Co. (The), 2.30%, 08/15/26 (Call 05/15/26)	160	158,339

Forest Products & Paper — 0.1%
Georgia-Pacific LLC
7.75%, 11/15/29	171	242,813
8.00%, 01/15/24	110	134,844

		377,657

Gas — 0.2%
Atmos Energy Corp.
3.00%, 06/15/27 (Call 03/15/27)(a)	15	15,349
4.13%, 10/15/44 (Call 04/15/44)	55	60,768
4.15%, 01/15/43 (Call 07/15/42)	65	71,426
4.30%, 10/01/48 (Call 04/01/48)	125	142,379
Dominion Energy Gas Holdings LLC
2.80%, 11/15/20 (Call 10/15/20)	35	35,137
4.60%, 12/15/44 (Call 06/15/44)	25	28,343
ONE Gas Inc., 4.66%, 02/01/44 (Call 08/01/43)	60	69,753
Southern California Gas Co.
3.15%, 09/15/24 (Call 06/15/24)	65	67,321
Series TT, 2.60%, 06/15/26 (Call 03/15/26)	105	103,950

		594,426

Hand & Machine Tools — 0.0%
Stanley Black & Decker Inc., 2.90%, 11/01/22(a)	145	147,069

Security	Par (000)	Value

Health Care – Products — 0.6%
Danaher Corp.
2.40%, 09/15/20 (Call 08/15/20)	$25	$24,999
3.35%, 09/15/25 (Call 06/15/25)	95	99,316
4.38%, 09/15/45 (Call 03/15/45)	190	211,611
Medtronic Inc.
2.75%, 04/01/23 (Call 01/01/23)	100	102,037
3.15%, 03/15/22	305	312,546
3.50%, 03/15/25	578	612,310
4.38%, 03/15/35(a)	250	292,167
4.63%, 03/15/45(a)	445	552,636

		2,207,622

Health Care – Services — 2.0%
Ascension Health, 3.95%, 11/15/46	290	313,296
Duke University Health System Inc., Series 2017, 3.92%, 06/01/47 (Call 12/01/46)	50	55,013
Kaiser Foundation Hospitals
3.15%, 05/01/27 (Call 02/01/27)	180	186,084
4.15%, 05/01/47 (Call 11/01/46)	280	315,092
4.88%, 04/01/42	45	55,067
New York and Presbyterian Hospital (The), 4.02%, 08/01/45	40	44,850
Northwell Healthcare Inc.
3.98%, 11/01/46 (Call 11/01/45)	180	184,469
4.26%, 11/01/47 (Call 11/01/46)	150	159,602
SSM Health Care Corp., Series A, 3.82%, 06/01/27 (Call 03/01/27)(a)	10	10,537
UnitedHealth Group Inc.
2.13%, 03/15/21	125	124,649
2.88%, 12/15/21	25	25,327
2.88%, 03/15/22 (Call 12/15/21)	135	136,706
2.88%, 03/15/23	4	4,074
2.88%, 08/15/29	100	100,292
2.95%, 10/15/27	80	81,443
3.10%, 03/15/26	205	211,447
3.35%, 07/15/22	50	51,483
3.38%, 11/15/21 (Call 08/15/21)(a)	125	127,624
3.38%, 04/15/27	75	78,735
3.45%, 01/15/27	100	105,089
3.50%, 06/15/23	250	260,832
3.50%, 02/15/24	850	890,222
3.50%, 08/15/39 (Call 02/15/39)	200	201,352
3.70%, 08/15/49 (Call 02/15/49)	250	252,730
3.75%, 07/15/25	710	756,966
3.75%, 10/15/47 (Call 04/15/47)	110	112,595
3.85%, 06/15/28	110	119,219
3.88%, 12/15/28	150	163,260
3.88%, 08/15/59 (Call 02/15/59)	200	201,182
3.95%, 10/15/42 (Call 04/15/42)	75	78,353
4.20%, 01/15/47 (Call 07/15/46)	50	54,674
4.25%, 03/15/43 (Call 09/15/42)	45	49,327
4.25%, 04/15/47 (Call 10/15/46)	100	109,788
4.38%, 03/15/42 (Call 09/15/41)	50	55,166
4.45%, 12/15/48 (Call 06/15/48)	350	399,308
4.63%, 07/15/35	210	245,885
4.63%, 11/15/41 (Call 05/15/41)	75	85,830
4.75%, 07/15/45	250	293,067
5.80%, 03/15/36	80	103,302
6.50%, 06/15/37	50	69,142

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Health Care – Services (continued)
6.63%, 11/15/37	$275	$386,240
6.88%, 02/15/38	135	195,291

		7,454,610

Household Products & Wares — 0.1%
Kimberly-Clark Corp.
3.20%, 07/30/46 (Call 01/30/46)	60	58,001
6.63%, 08/01/37	144	206,674

		264,675

Insurance — 3.6%
Aflac Inc.
3.63%, 06/15/23	145	151,687
3.63%, 11/15/24	372	391,634
4.75%, 01/15/49 (Call 07/15/48)	95	112,317
Allstate Corp. (The)
3.15%, 06/15/23	82	84,531
3.28%, 12/15/26 (Call 09/15/26)	110	115,821
4.20%, 12/15/46 (Call 06/15/46)(a)	200	224,030
4.50%, 06/15/43(a)	159	185,257
5.55%, 05/09/35	140	175,139
Berkshire Hathaway Finance Corp.
2.90%, 10/15/20	45	45,364
3.00%, 05/15/22	206	210,862
4.20%, 08/15/48 (Call 02/15/48)	190	213,455
4.25%, 01/15/21	150	154,521
4.25%, 01/15/49 (Call 07/15/48)	125	141,524
4.30%, 05/15/43(a)	73	82,659
4.40%, 05/15/42	175	201,511
5.75%, 01/15/40	22	29,291
Berkshire Hathaway Inc.
2.20%, 03/15/21 (Call 02/15/21)	190	190,245
2.75%, 03/15/23 (Call 01/15/23)	405	413,035
3.00%, 02/11/23(a)	373	382,989
3.13%, 03/15/26 (Call 12/15/25)	340	352,135
3.40%, 01/31/22(a)	175	180,451
3.75%, 08/15/21	25	25,778
4.50%, 02/11/43(a)	550	644,721
Chubb Corp. (The), 6.00%, 05/11/37	74	100,024
Chubb INA Holdings Inc.
2.30%, 11/03/20 (Call 10/03/20)	160	160,016
2.88%, 11/03/22 (Call 09/03/22)	400	406,824
3.15%, 03/15/25	482	500,027
3.35%, 05/15/24	45	47,080
3.35%, 05/03/26 (Call 02/03/26)(a)	50	52,519
4.35%, 11/03/45 (Call 05/03/45)	115	135,895
Loews Corp.
2.63%, 05/15/23 (Call 02/15/23)	242	244,178
3.75%, 04/01/26 (Call 01/01/26)	235	248,132
4.13%, 05/15/43 (Call 11/15/42)	70	73,937
Manulife Financial Corp.
4.15%, 03/04/26	335	362,644
5.38%, 03/04/46	150	186,070
Marsh & McLennan Companies Inc.
2.75%, 01/30/22 (Call 12/30/21)	68	68,704
3.50%, 12/29/20	100	101,466
3.50%, 06/03/24 (Call 03/03/24)(a)	105	109,324
3.50%, 03/10/25 (Call 12/10/24)	120	125,029
3.75%, 03/14/26 (Call 12/14/25)	125	132,479
3.88%, 03/15/24 (Call 02/15/24)	85	90,052
4.20%, 03/01/48 (Call 09/01/47)	200	217,432

Security	Par (000)	Value

Insurance (continued)
4.35%, 01/30/47 (Call 07/30/46)	$75	$83,016
4.38%, 03/15/29 (Call 12/15/28)	305	339,261
4.80%, 07/15/21 (Call 04/15/21)(a)	61	63,323
4.90%, 03/15/49 (Call 09/15/48)	150	181,125
MetLife Inc.
3.00%, 03/01/25(a)	110	112,542
3.60%, 04/10/24	195	205,388
3.60%, 11/13/25 (Call 08/13/25)	142	150,594
4.05%, 03/01/45	218	235,390
4.13%, 08/13/42	146	157,968
4.60%, 05/13/46 (Call 12/13/45)	20	23,457
4.88%, 11/13/43	215	257,441
5.70%, 06/15/35	75	97,139
5.88%, 02/06/41	200	263,038
6.38%, 06/15/34	75	102,778
6.50%, 12/15/32	115	157,129
Series D, 4.37%, 09/15/23	172	185,538
Progressive Corp. (The)
2.45%, 01/15/27(a)	340	336,576
4.13%, 04/15/47 (Call 10/15/46)	310	346,493
Prudential Financial Inc.
3.50%, 05/15/24(a)	110	116,121
3.88%, 03/27/28 (Call 12/27/27)(a)	50	54,583
3.91%, 12/07/47 (Call 06/07/47)	120	126,353
3.94%, 12/07/49 (Call 06/07/49)	283	300,170
4.60%, 05/15/44	170	197,394
5.70%, 12/14/36	65	83,608
Travelers Companies Inc. (The)
3.75%, 05/15/46 (Call 11/15/45)	270	286,038
3.90%, 11/01/20	300	305,772
4.00%, 05/30/47 (Call 11/30/46)	60	66,240
4.60%, 08/01/43	40	47,376
5.35%, 11/01/40	121	155,081
6.25%, 06/15/37	315	434,993
Travelers Property Casualty Corp., 6.38%, 03/15/33	84	115,274

		13,657,988

Internet — 1.9%
Alibaba Group Holding Ltd.
3.40%, 12/06/27 (Call 09/06/27)	500	509,875
3.60%, 11/28/24 (Call 08/28/24)	450	467,685
4.20%, 12/06/47 (Call 06/06/47)	640	684,192
4.50%, 11/28/34 (Call 05/28/34)	225	250,963
Alphabet Inc.
2.00%, 08/15/26 (Call 05/15/26)	245	239,446
3.38%, 02/25/24	267	281,309
3.63%, 05/19/21	115	118,069
Amazon.com Inc.
1.90%, 08/21/20	150	149,592
2.40%, 02/22/23 (Call 01/22/23)(a)	325	327,584
2.50%, 11/29/22 (Call 08/29/22)	445	449,472
2.80%, 08/22/24 (Call 06/22/24)	400	409,888
3.15%, 08/22/27 (Call 05/22/27)	875	916,764
3.88%, 08/22/37 (Call 02/22/37)	225	248,728
4.05%, 08/22/47 (Call 02/22/47)(a)	600	681,666
4.25%, 08/22/57 (Call 02/22/57)	250	291,342
4.80%, 12/05/34 (Call 06/05/34)	100	122,641
4.95%, 12/05/44 (Call 06/05/44)	255	324,587
5.20%, 12/03/25 (Call 09/03/25)	100	116,191

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Internet (continued)
Baidu Inc.
3.50%, 11/28/22	$194	$197,729
3.63%, 07/06/27	100	101,179
3.88%, 09/29/23 (Call 08/29/23)	350	364,213

		7,253,115

Leisure Time — 0.0%
Carnival Corp., 3.95%, 10/15/20	25	25,439

Machinery — 1.5%
ABB Finance USA Inc.
2.88%, 05/08/22	297	300,989
4.38%, 05/08/42	62	72,789
Caterpillar Financial Services Corp.
2.40%, 06/06/22	110	110,330
2.55%, 11/29/22	85	85,721
2.85%, 06/01/22	45	45,693
3.15%, 09/07/21	300	305,889
3.45%, 05/15/23	50	51,978
3.65%, 12/07/23	625	657,606
3.75%, 11/24/23(a)	130	137,530
Caterpillar Inc.
2.60%, 06/26/22 (Call 03/26/22)	100	100,810
3.40%, 05/15/24 (Call 02/15/24)(a)	460	482,227
3.80%, 08/15/42(a)	330	354,341
3.90%, 05/27/21	75	77,173
4.75%, 05/15/64 (Call 11/15/63)	100	119,968
5.20%, 05/27/41	95	121,137
Cummins Inc., 3.65%, 10/01/23 (Call 07/01/23)	487	511,282
Deere & Co.
2.60%, 06/08/22 (Call 03/08/22)	151	152,247
3.90%, 06/09/42 (Call 12/09/41)	114	125,804
5.38%, 10/16/29	100	122,552
John Deere Capital Corp.
2.15%, 09/08/22(a)	75	74,722
2.30%, 06/07/21	100	100,045
2.60%, 03/07/24	200	201,638
2.65%, 01/06/22	25	25,219
2.65%, 06/24/24(a)	35	35,578
2.65%, 06/10/26(a)	135	136,697
2.80%, 03/04/21	38	38,328
2.80%, 01/27/23(a)	75	76,332
2.80%, 03/06/23	260	264,839
2.80%, 09/08/27	110	111,708
2.80%, 07/18/29	100	100,684
3.15%, 10/15/21	50	50,873
3.20%, 01/10/22	130	132,853
3.35%, 06/12/24	50	52,169
3.65%, 10/12/23	250	263,617
3.90%, 07/12/21(a)	90	92,722

		5,694,090

Manufacturing — 0.8%
3M Co.
1.63%, 09/19/21 (Call 08/19/21)	40	39,518
2.00%, 06/26/22	100	99,645
2.25%, 03/15/23 (Call 02/15/23)(a)	100	100,152
2.25%, 09/19/26 (Call 06/19/26)(a)	160	157,502
2.88%, 10/15/27 (Call 07/15/27)(a)	275	281,267
3.00%, 08/07/25	182	187,977
3.13%, 09/19/46 (Call 03/19/46)	122	113,752
3.63%, 09/14/28 (Call 06/14/28)	350	377,353

Security	Par (000)	Value

Manufacturing (continued)
3.63%, 10/15/47 (Call 04/15/47)	$135	$136,453
4.00%, 09/14/48 (Call 03/14/48)	240	258,643
5.70%, 03/15/37(a)	35	45,602
Illinois Tool Works Inc.
2.65%, 11/15/26 (Call 08/15/26)	476	482,773
3.50%, 03/01/24 (Call 12/01/23)	57	59,774
3.90%, 09/01/42 (Call 03/01/42)	200	220,648
Parker-Hannifin Corp.
3.25%, 03/01/27 (Call 12/01/26)(a)	200	205,820
3.30%, 11/21/24 (Call 08/21/24)	72	74,467
4.10%, 03/01/47 (Call 09/01/46)(a)	90	96,056
4.20%, 11/21/34 (Call 05/21/34)	100	109,905
4.45%, 11/21/44 (Call 05/21/44)	100	110,939

		3,158,246

Media — 4.0%
Comcast Cable Communications Holdings Inc., 9.46%, 11/15/22	70	85,633
Comcast Corp.
2.35%, 01/15/27 (Call 10/15/26)	185	180,819
2.75%, 03/01/23 (Call 02/01/23)	221	224,527
2.85%, 01/15/23	51	51,961
3.00%, 02/01/24 (Call 01/01/24)(a)	25	25,653
3.13%, 07/15/22	100	102,532
3.15%, 03/01/26 (Call 12/01/25)	750	777,202
3.15%, 02/15/28 (Call 11/15/27)	325	333,346
3.20%, 07/15/36 (Call 01/15/36)	257	251,994
3.30%, 10/01/20	150	151,740
3.30%, 02/01/27 (Call 11/01/26)	300	311,079
3.38%, 02/15/25 (Call 11/15/24)	85	88,516
3.38%, 08/15/25 (Call 05/15/25)	360	375,656
3.40%, 07/15/46 (Call 01/15/46)	438	422,832
3.45%, 10/01/21	50	51,258
3.55%, 05/01/28 (Call 02/01/28)	100	105,523
3.60%, 03/01/24	300	315,876
3.70%, 04/15/24 (Call 03/15/24)	350	370,044
3.90%, 03/01/38 (Call 09/01/37)	200	213,714
3.95%, 10/15/25 (Call 08/15/25)	275	295,955
3.97%, 11/01/47 (Call 05/01/47)	244	256,212
4.00%, 08/15/47 (Call 02/15/47)	60	63,321
4.00%, 03/01/48 (Call 09/01/47)	290	306,840
4.00%, 11/01/49 (Call 05/01/49)	441	465,396
4.05%, 11/01/52 (Call 05/01/52)	234	248,817
4.15%, 10/15/28 (Call 07/15/28)	375	413,242
4.20%, 08/15/34 (Call 02/15/34)	105	116,930
4.25%, 10/15/30 (Call 07/15/30)	400	447,624
4.25%, 01/15/33	350	392,329
4.40%, 08/15/35 (Call 02/25/35)	125	140,762
4.50%, 01/15/43	220	247,326
4.60%, 10/15/38 (Call 04/15/38)	260	301,005
4.60%, 08/15/45 (Call 02/15/45)	175	200,611
4.65%, 07/15/42(a)	325	375,463
4.70%, 10/15/48 (Call 04/15/48)	300	352,044
4.75%, 03/01/44	132	153,471
4.95%, 10/15/58 (Call 04/15/58)	350	422,737
5.65%, 06/15/35	75	94,981
6.40%, 05/15/38	95	130,018
6.45%, 03/15/37	125	170,801
6.50%, 11/15/35	50	68,117
6.95%, 08/15/37	125	179,252
7.05%, 03/15/33	25	35,110

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Media (continued)
NBCUniversal Media LLC
2.88%, 01/15/23	$57	$58,123
4.38%, 04/01/21	400	413,872
4.45%, 01/15/43	235	260,460
5.95%, 04/01/41	25	33,005
TWDC Enterprises 18 Corp.
1.85%, 07/30/26	89	86,326
2.15%, 09/17/20	50	49,991
2.30%, 02/12/21	25	25,046
2.35%, 12/01/22	199	199,890
2.45%, 03/04/22	50	50,307
2.95%, 06/15/27(a)	110	114,862
3.00%, 02/13/26	225	233,809
3.00%, 07/30/46	95	90,544
3.15%, 09/17/25(a)	275	289,198
3.70%, 12/01/42	325	346,102
4.13%, 06/01/44(a)	310	354,057
Series E, 4.13%, 12/01/41	189	210,794
Walt Disney Co. (The)
3.70%, 09/15/24 (Call 06/15/24)(c)	500	529,995
4.50%, 02/15/21(c)	500	516,810
4.75%, 09/15/44 (Call 03/15/44)(a)(c)	425	523,222
6.90%, 08/15/39(c)	400	598,132

		15,302,814

Metal Fabricate & Hardware — 0.2%
Precision Castparts Corp.
2.50%, 01/15/23 (Call 10/15/22)	262	263,532
3.25%, 06/15/25 (Call 03/15/25)	342	355,222
3.90%, 01/15/43 (Call 07/15/42)	200	210,982

		829,736

Mining — 0.5%
BHP Billiton Finance USA Ltd.
2.88%, 02/24/22	301	304,702
3.25%, 11/21/21(a)	75	76,512
4.13%, 02/24/42	50	55,812
5.00%, 09/30/43	350	438,403
Rio Tinto Alcan Inc., 6.13%, 12/15/33	395	528,502
Rio Tinto Finance USA Ltd.
3.75%, 06/15/25 (Call 03/15/25)	60	64,096
5.20%, 11/02/40	100	125,130
7.13%, 07/15/28	127	170,932
Rio Tinto Finance USA PLC
4.13%, 08/21/42 (Call 02/21/42)	220	245,210
4.75%, 03/22/42 (Call 09/22/41)	50	60,067

		2,069,366

Oil & Gas — 5.2%
BP Capital Markets America Inc.
2.11%, 09/16/21 (Call 08/16/21)	200	199,302
2.75%, 05/10/23(a)	400	404,764
3.02%, 01/16/27 (Call 10/16/26)	216	220,508
3.12%, 05/04/26 (Call 02/04/26)	130	133,623
3.22%, 11/28/23 (Call 09/28/23)	210	216,348
3.22%, 04/14/24 (Call 02/14/24)	120	123,778
3.59%, 04/14/27 (Call 01/14/27)	125	131,756
3.79%, 02/06/24 (Call 01/06/24)	250	263,982
3.80%, 09/21/25 (Call 07/21/25)	145	154,422
4.50%, 10/01/20	97	99,417
4.74%, 03/11/21	12	12,464

Security	Par (000)	Value

Oil & Gas (continued)
BP Capital Markets PLC
2.50%, 11/06/22	$200	$201,074
3.06%, 03/17/22	125	127,471
3.28%, 09/19/27 (Call 06/19/27)	675	698,794
3.51%, 03/17/25(a)	100	104,997
3.54%, 11/04/24	55	57,731
3.56%, 11/01/21	375	384,829
3.72%, 11/28/28 (Call 08/28/28)	75	80,286
3.81%, 02/10/24	120	126,755
3.99%, 09/26/23	50	53,101
Burlington Resources LLC
5.95%, 10/15/36	25	32,806
7.20%, 08/15/31	30	42,101
Chevron Corp.
2.10%, 05/16/21 (Call 04/15/21)	215	214,849
2.36%, 12/05/22 (Call 09/05/22)	125	125,763
2.41%, 03/03/22 (Call 01/03/22)	110	110,699
2.42%, 11/17/20 (Call 10/17/20)	115	115,476
2.50%, 03/03/22 (Call 02/03/22)	253	255,092
2.90%, 03/03/24 (Call 01/03/24)	120	123,538
2.95%, 05/16/26 (Call 02/16/26)	535	553,538
3.19%, 06/24/23 (Call 03/24/23)	750	777,330
3.33%, 11/17/25 (Call 08/17/25)	165	174,334
Conoco Funding Co., 7.25%, 10/15/31	189	265,050
ConocoPhillips
5.90%, 10/15/32	100	129,443
5.90%, 05/15/38	65	86,100
6.50%, 02/01/39	425	601,073
ConocoPhillips Co.
4.30%, 11/15/44 (Call 05/15/44)	300	336,180
4.95%, 03/15/26 (Call 12/15/25)	320	364,522
5.95%, 03/15/46 (Call 09/15/45)	50	69,283
ConocoPhillips Holding Co., 6.95%, 04/15/29	165	221,983
EOG Resources Inc., 4.10%, 02/01/21	200	205,666
Exxon Mobil Corp.
2.22%, 03/01/21 (Call 02/01/21)	520	520,759
2.40%, 03/06/22 (Call 01/06/22)	95	95,601
2.71%, 03/06/25 (Call 12/06/24)	340	347,028
2.73%, 03/01/23 (Call 01/01/23)	200	203,674
3.04%, 03/01/26 (Call 12/01/25)	275	285,656
3.18%, 03/15/24 (Call 12/15/23)(a)	201	209,331
3.57%, 03/06/45 (Call 09/06/44)	75	78,651
4.11%, 03/01/46 (Call 09/01/45)	460	527,799
Occidental Petroleum Corp.
2.70%, 02/15/23 (Call 08/15/22)	258	258,480
3.13%, 02/15/22 (Call 11/15/21)	200	202,454
3.40%, 04/15/26 (Call 01/15/26)	305	310,093
3.50%, 06/15/25 (Call 03/15/25)	95	97,532
4.10%, 02/15/47 (Call 08/15/46)	195	189,753
4.20%, 03/15/48 (Call 09/15/47)(a)	150	148,392
4.40%, 04/15/46 (Call 10/15/45)	275	280,313
4.63%, 06/15/45 (Call 12/15/44)	125	130,724
Series 1, 4.10%, 02/01/21 (Call 11/01/20)	75	76,530
Shell International Finance BV
1.75%, 09/12/21	277	274,371
1.88%, 05/10/21	450	447,466
2.25%, 11/10/20	220	220,112
2.25%, 01/06/23(a)	505	505,606
2.38%, 08/21/22	100	100,421
2.50%, 09/12/26	285	284,632

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Oil & Gas (continued)
2.88%, 05/10/26	$196	$201,120
3.25%, 05/11/25	225	235,177
3.40%, 08/12/23	140	146,104
3.50%, 11/13/23 (Call 10/13/23)(a)	125	131,173
3.63%, 08/21/42	20	20,604
3.75%, 09/12/46	440	469,608
3.88%, 11/13/28 (Call 08/23/28)(a)	100	109,749
4.00%, 05/10/46	505	558,894
4.13%, 05/11/35(a)	475	534,551
4.38%, 05/11/45	160	185,078
4.55%, 08/12/43	392	460,968
5.50%, 03/25/40	45	58,399
6.38%, 12/15/38	315	449,760
Total Capital Canada Ltd., 2.75%, 07/15/23	166	168,789
Total Capital International SA
2.70%, 01/25/23	100	101,525
2.75%, 06/19/21(a)	75	75,721
2.88%, 02/17/22	119	120,800
3.70%, 01/15/24	208	219,712
3.75%, 04/10/24	345	366,832
Total Capital SA
3.88%, 10/11/28	510	560,883
4.25%, 12/15/21	7	7,314

		19,578,367

Oil & Gas Services — 0.2%
Baker Hughes a GE Co. LLC
3.20%, 08/15/21 (Call 05/15/21)	230	233,020
5.13%, 09/15/40(a)	215	239,070
Baker Hughes a GE Co. LLC/Baker Hughes Co-Obligor Inc.
3.34%, 12/15/27 (Call 09/15/27)	105	106,305
4.08%, 12/15/47 (Call 06/15/47)	185	180,508
Schlumberger Investment SA, 3.65%, 12/01/23 (Call 09/01/23)	120	125,544

		884,447

Pharmaceuticals — 6.0%
AmerisourceBergen Corp.
3.25%, 03/01/25 (Call 12/01/24)	75	76,673
3.40%, 05/15/24 (Call 02/15/24)	100	102,922
3.45%, 12/15/27 (Call 09/15/27)	145	148,490
4.25%, 03/01/45 (Call 09/01/44)	35	34,458
4.30%, 12/15/47 (Call 06/15/47)	145	144,632
Bristol-Myers Squibb Co.
2.55%, 05/14/21(a)(c)	150	150,972
2.60%, 05/16/22(a)(c)	285	287,508
2.90%, 07/26/24 (Call 06/26/24)(c)	475	485,217
3.20%, 06/15/26 (Call 04/15/26)(c)	350	362,124
3.25%, 02/27/27	65	67,694
3.25%, 08/01/42	180	172,100
3.40%, 07/26/29 (Call 04/26/29)(c)	460	480,033
4.13%, 06/15/39 (Call 12/15/38)(c)	300	326,862
4.25%, 10/26/49 (Call 04/26/49)(a)(c)	465	511,486
4.50%, 03/01/44 (Call 09/01/43)(a)	84	95,848
Eli Lilly & Co.
2.75%, 06/01/25 (Call 03/01/25)	360	366,804
3.10%, 05/15/27 (Call 02/15/27)	75	78,062
3.38%, 03/15/29 (Call 12/15/28)	150	159,591
3.70%, 03/01/45 (Call 09/01/44)	182	190,226
3.88%, 03/15/39 (Call 09/15/38)(a)	90	98,428
3.95%, 05/15/47 (Call 11/15/46)	10	10,821

Security	Par (000)	Value

Pharmaceuticals (continued)
3.95%, 03/15/49 (Call 09/15/48)	$210	$228,390
4.15%, 03/15/59 (Call 09/15/58)	275	302,250
5.55%, 03/15/37(a)	93	117,688
GlaxoSmithKline Capital Inc.
2.80%, 03/18/23	165	168,010
3.38%, 05/15/23	115	119,084
3.63%, 05/15/25	200	211,978
3.88%, 05/15/28	235	256,848
4.20%, 03/18/43	105	117,820
5.38%, 04/15/34	435	551,184
6.38%, 05/15/38	315	438,540
GlaxoSmithKline Capital PLC
2.85%, 05/08/22	221	224,132
2.88%, 06/01/22 (Call 05/01/22)	200	202,922
3.13%, 05/14/21	50	50,701
3.38%, 06/01/29 (Call 03/01/29)	200	211,646
Johnson & Johnson
1.65%, 03/01/21 (Call 02/01/21)	300	297,900
2.05%, 03/01/23 (Call 01/01/23)(a)	137	137,318
2.25%, 03/03/22 (Call 02/03/22)(a)	100	100,460
2.45%, 03/01/26 (Call 12/01/25)	575	578,421
2.63%, 01/15/25 (Call 11/15/24)	90	91,617
2.90%, 01/15/28 (Call 10/15/27)	275	284,878
2.95%, 03/03/27 (Call 12/03/26)	195	202,548
3.38%, 12/05/23(a)	95	100,208
3.40%, 01/15/38 (Call 07/15/37)	325	336,313
3.50%, 01/15/48 (Call 07/15/47)	55	57,465
3.55%, 03/01/36 (Call 09/01/35)	125	131,674
3.63%, 03/03/37 (Call 09/03/36)	105	111,490
3.70%, 03/01/46 (Call 09/01/45)	330	357,505
3.75%, 03/03/47 (Call 09/03/46)	150	162,603
4.38%, 12/05/33 (Call 06/05/33)	272	316,573
4.50%, 09/01/40	210	250,494
4.50%, 12/05/43 (Call 06/05/43)(a)	25	30,313
4.95%, 05/15/33	60	73,906
5.95%, 08/15/37	132	182,314
Mead Johnson Nutrition Co.
3.00%, 11/15/20	25	25,159
4.13%, 11/15/25 (Call 08/15/25)	450	487,926
Merck & Co. Inc.
2.35%, 02/10/22	50	50,246
2.40%, 09/15/22 (Call 03/15/22)	206	207,634
2.75%, 02/10/25 (Call 11/10/24)	455	465,333
2.80%, 05/18/23	375	383,632
2.90%, 03/07/24 (Call 02/07/24)	100	102,975
3.40%, 03/07/29 (Call 12/07/28)	165	175,755
3.60%, 09/15/42 (Call 03/15/42)	150	156,568
3.70%, 02/10/45 (Call 08/10/44)	350	372,386
3.88%, 01/15/21 (Call 10/15/20)(a)	250	255,255
3.90%, 03/07/39 (Call 09/07/38)	175	194,336
4.00%, 03/07/49 (Call 09/07/48)(a)	365	407,084
4.15%, 05/18/43	10	11,385
6.50%, 12/01/33	75	105,206
Novartis Capital Corp.
2.40%, 05/17/22 (Call 04/17/22)	145	145,828
2.40%, 09/21/22	189	190,478
3.00%, 11/20/25 (Call 08/20/25)(a)	175	180,682
3.10%, 05/17/27 (Call 02/17/27)	200	208,986
3.40%, 05/06/24	612	643,145
3.70%, 09/21/42	73	77,560

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Pharmaceuticals (continued)
4.00%, 11/20/45 (Call 05/20/45)	$200	$223,346
4.40%, 05/06/44	285	337,058
Pfizer Inc.
1.95%, 06/03/21	100	99,567
2.20%, 12/15/21	50	50,020
2.75%, 06/03/26(a)	125	127,404
2.80%, 03/11/22	100	101,718
2.95%, 03/15/24 (Call 02/15/24)	100	102,873
3.00%, 09/15/21	100	101,606
3.00%, 06/15/23	192	197,474
3.00%, 12/15/26	235	242,703
3.20%, 09/15/23 (Call 08/15/23)	500	518,985
3.40%, 05/15/24	125	131,254
3.45%, 03/15/29 (Call 12/15/28)	50	52,918
3.60%, 09/15/28 (Call 06/15/28)	375	401,389
3.90%, 03/15/39 (Call 09/15/38)	175	191,210
4.00%, 12/15/36	470	517,211
4.00%, 03/15/49 (Call 09/15/48)	75	81,982
4.13%, 12/15/46	225	249,235
4.20%, 09/15/48 (Call 03/15/48)	300	338,037
4.30%, 06/15/43	5	5,631
4.40%, 05/15/44	275	314,366
7.20%, 03/15/39	297	456,204
Pharmacia LLC, 6.60%, 12/01/28(a)	250	325,335
Sanofi
3.38%, 06/19/23 (Call 05/19/23)	290	301,435
3.63%, 06/19/28 (Call 03/19/28)(a)	200	215,932
4.00%, 03/29/21	300	308,085
Wyeth LLC
5.95%, 04/01/37	200	268,196
6.00%, 02/15/36	100	132,211
6.50%, 02/01/34	50	69,600

		22,666,688

Real Estate Investment Trusts — 1.3%
AvalonBay Communities Inc., 3.45%, 06/01/25 (Call 03/03/25)	135	141,373
ERP Operating LP
2.85%, 11/01/26 (Call 08/01/26)	45	45,604
3.00%, 04/15/23 (Call 01/15/23)	25	25,535
3.50%, 03/01/28 (Call 12/01/27)	285	300,578
4.50%, 07/01/44 (Call 01/01/44)	100	116,092
4.63%, 12/15/21 (Call 09/15/21)	242	253,546
Federal Realty Investment Trust, 4.50%, 12/01/44 (Call 06/01/44)	85	96,173
Prologis LP
3.75%, 11/01/25 (Call 08/01/25)	190	202,705
4.25%, 08/15/23 (Call 05/15/23)	300	320,349
Public Storage
2.37%, 09/15/22 (Call 08/15/22)	75	75,009
3.09%, 09/15/27 (Call 06/15/27)	220	225,991
Realty Income Corp.
3.00%, 01/15/27 (Call 10/15/26)	290	293,378
3.25%, 10/15/22 (Call 07/15/22)	325	332,751
3.65%, 01/15/28 (Call 10/15/27)	175	184,282
Simon Property Group LP
2.35%, 01/30/22 (Call 10/30/21)	50	49,982
2.50%, 07/15/21 (Call 04/15/21)	75	75,221
2.63%, 06/15/22 (Call 03/15/22)	50	50,507
2.75%, 02/01/23 (Call 12/01/22)	325	329,768
2.75%, 06/01/23 (Call 03/01/23)	50	50,547

Security	Par (000)	Value

Real Estate Investment Trusts (continued)
3.25%, 11/30/26 (Call 08/30/26)	$91	$93,926
3.30%, 01/15/26 (Call 10/15/25)	150	155,310
3.38%, 03/15/22 (Call 12/15/21)	75	76,931
3.38%, 10/01/24 (Call 07/01/24)	125	130,303
3.38%, 06/15/27 (Call 03/15/27)	155	161,453
3.38%, 12/01/27 (Call 09/01/27)(a)	25	26,071
3.50%, 09/01/25 (Call 06/01/25)	50	52,243
3.75%, 02/01/24 (Call 11/01/23)	100	105,308
4.13%, 12/01/21 (Call 09/01/21)	330	341,656
4.25%, 11/30/46 (Call 05/30/46)(a)	25	28,010
4.38%, 03/01/21 (Call 12/01/20)	275	282,408
4.75%, 03/15/42 (Call 09/15/41)	74	86,815
6.75%, 02/01/40 (Call 11/01/39)	210	298,189

		5,008,014

Retail — 3.3%
Costco Wholesale Corp.
2.15%, 05/18/21 (Call 04/18/21)	101	101,055
2.30%, 05/18/22 (Call 04/18/22)	177	177,573
2.75%, 05/18/24 (Call 03/18/24)	350	358,221
3.00%, 05/18/27 (Call 02/18/27)(a)	390	404,371
Home Depot Inc. (The)
2.00%, 04/01/21 (Call 03/01/21)	25	24,906
2.13%, 09/15/26 (Call 06/15/26)	125	122,448
2.63%, 06/01/22 (Call 05/01/22)	335	339,455
2.70%, 04/01/23 (Call 01/01/23)	175	178,563
2.80%, 09/14/27 (Call 06/14/27)	175	178,117
3.35%, 09/15/25 (Call 06/15/25)	375	394,781
3.50%, 09/15/56 (Call 03/15/56)	65	64,727
3.75%, 02/15/24 (Call 11/15/23)	115	122,321
3.90%, 06/15/47 (Call 12/15/46)	115	124,755
4.20%, 04/01/43 (Call 10/01/42)	79	88,173
4.25%, 04/01/46 (Call 10/01/45)	190	214,909
4.40%, 04/01/21 (Call 01/01/21)	100	103,042
4.40%, 03/15/45 (Call 09/15/44)	255	293,286
4.50%, 12/06/48 (Call 06/06/48)	475	563,640
4.88%, 02/15/44 (Call 08/15/43)	152	184,694
5.40%, 09/15/40 (Call 03/15/40)	275	352,495
5.88%, 12/16/36	680	917,395
5.95%, 04/01/41 (Call 10/01/40)	35	47,771
Target Corp.
2.50%, 04/15/26	100	100,924
2.90%, 01/15/22	115	117,226
3.50%, 07/01/24	50	53,061
3.63%, 04/15/46	235	242,551
3.90%, 11/15/47 (Call 05/15/47)	140	151,047
4.00%, 07/01/42	390	425,217
TJX Companies Inc. (The), 2.25%, 09/15/26 (Call 06/15/26)	305	299,165
Walmart Inc.
1.90%, 12/15/20	150	149,507
2.35%, 12/15/22 (Call 11/15/22)	150	150,923
2.55%, 04/11/23 (Call 01/11/23)	464	469,373
2.65%, 12/15/24 (Call 10/15/24)	325	331,250
3.13%, 06/23/21	174	177,503
3.30%, 04/22/24 (Call 01/22/24)	405	423,970
3.40%, 06/26/23 (Call 05/26/23)	725	757,886
3.55%, 06/26/25 (Call 04/26/25)	265	282,291
3.63%, 12/15/47 (Call 06/15/47)	190	203,902
3.70%, 06/26/28 (Call 03/26/28)	250	272,950
3.95%, 06/28/38 (Call 12/28/37)	390	438,477
4.00%, 04/11/43 (Call 10/11/42)	105	117,124

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Retail (continued)
4.05%, 06/29/48 (Call 12/29/47)	$580	$666,124
4.30%, 04/22/44 (Call 10/22/43)	75	87,434
5.25%, 09/01/35	500	642,455
5.63%, 04/01/40	160	216,112
5.63%, 04/15/41	100	136,333
6.20%, 04/15/38	50	71,912
7.55%, 02/15/30	50	71,844

		12,413,259

Semiconductors — 2.1%
Applied Materials Inc.
2.63%, 10/01/20 (Call 09/01/20)	110	110,419
3.30%, 04/01/27 (Call 01/01/27)	235	245,465
3.90%, 10/01/25 (Call 07/01/25)	75	80,594
4.30%, 06/15/21(a)	190	197,115
4.35%, 04/01/47 (Call 10/01/46)(a)	185	211,076
5.10%, 10/01/35 (Call 04/01/35)(a)	175	213,944
5.85%, 06/15/41	149	194,850
Intel Corp.
1.70%, 05/19/21 (Call 04/19/21)	195	193,376
2.60%, 05/19/26 (Call 02/19/26)(a)	115	116,327
2.88%, 05/11/24 (Call 03/11/24)	515	528,838
3.10%, 07/29/22	26	26,693
3.15%, 05/11/27 (Call 02/11/27)	250	261,742
3.30%, 10/01/21	540	552,787
3.70%, 07/29/25 (Call 04/29/25)	575	614,209
3.73%, 12/08/47 (Call 06/08/47)(a)	397	419,982
4.00%, 12/15/32	140	160,191
4.10%, 05/19/46 (Call 11/19/45)	135	149,864
4.10%, 05/11/47 (Call 11/11/46)	185	205,415
4.25%, 12/15/42	100	112,184
4.90%, 07/29/45 (Call 01/29/45)	35	43,525
QUALCOMM Inc.
2.60%, 01/30/23 (Call 12/30/22)	275	275,913
2.90%, 05/20/24 (Call 03/20/24)	245	248,729
3.00%, 05/20/22	193	195,963
3.25%, 05/20/27 (Call 02/20/27)	350	358,792
3.45%, 05/20/25 (Call 02/20/25)(a)	550	572,275
4.30%, 05/20/47 (Call 11/20/46)	105	112,374
4.65%, 05/20/35 (Call 11/20/34)	80	90,548
4.80%, 05/20/45 (Call 11/20/44)	478	544,561
Texas Instruments Inc.
1.85%, 05/15/22 (Call 04/15/22)	225	223,018
2.90%, 11/03/27 (Call 08/03/27)	255	263,114
4.15%, 05/15/48 (Call 11/15/47)	320	370,435
Xilinx Inc., 2.95%, 06/01/24 (Call 04/01/24)	90	91,127

		7,985,445

Software — 5.3%
Adobe Inc., 3.25%, 02/01/25 (Call 11/01/24)(a)	320	332,269
Microsoft Corp.
4.25%, 02/06/47 (Call 08/06/46)	272	320,897
1.55%, 08/08/21 (Call 07/08/21)	1,050	1,039,510
2.00%, 11/03/20 (Call 10/03/20)	450	449,545
2.00%, 08/08/23 (Call 06/08/23)	370	369,001
2.38%, 02/12/22 (Call 01/12/22)	100	100,726
2.38%, 05/01/23 (Call 02/01/23)(a)	225	227,140
2.40%, 02/06/22 (Call 01/06/22)	125	125,964
2.40%, 08/08/26 (Call 05/08/26)	825	826,996
2.65%, 11/03/22 (Call 09/03/22)	221	224,739
2.70%, 02/12/25 (Call 11/12/24)	179	183,104

Security	Par (000)	Value

Software (continued)
2.88%, 02/06/24 (Call 12/06/23)	$690	$711,252
3.00%, 10/01/20	139	140,473
3.13%, 11/03/25 (Call 08/03/25)	155	161,964
3.30%, 02/06/27 (Call 11/06/26)	455	482,082
3.45%, 08/08/36 (Call 02/08/36)	350	370,580
3.50%, 02/12/35 (Call 08/12/34)	100	106,821
3.50%, 11/15/42	190	199,966
3.63%, 12/15/23 (Call 09/15/23)	325	344,506
3.70%, 08/08/46 (Call 02/08/46)	580	627,792
3.75%, 05/01/43 (Call 11/01/42)	87	93,740
3.75%, 02/12/45 (Call 08/12/44)	184	198,604
3.95%, 08/08/56 (Call 02/08/56)	355	396,957
4.00%, 02/08/21	100	102,919
4.00%, 02/12/55 (Call 08/12/54)	475	533,444
4.10%, 02/06/37 (Call 08/06/36)	270	308,510
4.20%, 11/03/35 (Call 05/03/35)	392	452,662
4.45%, 11/03/45 (Call 05/03/45)	250	302,480
4.50%, 10/01/40	165	197,328
4.50%, 02/06/57 (Call 08/06/56)	305	373,317
4.75%, 11/03/55 (Call 05/03/55)	50	63,596
4.88%, 12/15/43 (Call 06/15/43)	250	315,048
5.20%, 06/01/39	320	415,760
5.30%, 02/08/41	212	279,713
Oracle Corp.
1.90%, 09/15/21 (Call 08/15/21)	825	818,392
2.40%, 09/15/23 (Call 07/15/23)	100	100,354
2.50%, 05/15/22 (Call 03/15/22)	285	286,721
2.50%, 10/15/22	530	533,392
2.63%, 02/15/23 (Call 01/15/23)	150	151,727
2.65%, 07/15/26 (Call 04/15/26)	766	769,003
2.80%, 07/08/21	80	80,848
2.95%, 11/15/24 (Call 09/15/24)	125	128,401
2.95%, 05/15/25 (Call 02/15/25)	272	278,912
3.25%, 11/15/27 (Call 08/15/27)	277	288,961
3.25%, 05/15/30 (Call 02/15/30)	400	415,160
3.40%, 07/08/24 (Call 04/08/24)	345	360,470
3.63%, 07/15/23	172	180,598
3.80%, 11/15/37 (Call 05/15/37)	150	159,590
3.85%, 07/15/36 (Call 01/15/36)	385	410,687
3.90%, 05/15/35 (Call 11/15/34)	314	338,976
4.00%, 07/15/46 (Call 01/15/46)	285	303,397
4.00%, 11/15/47 (Call 05/15/47)	225	241,097
4.13%, 05/15/45 (Call 11/15/44)	150	162,489
4.30%, 07/08/34 (Call 01/08/34)	872	990,923
4.38%, 05/15/55 (Call 11/15/54)	162	181,422
4.50%, 07/08/44 (Call 01/08/44)	75	85,321
5.38%, 07/15/40	375	473,902
6.13%, 07/08/39	300	411,042
6.50%, 04/15/38	140	197,081
salesforce.com Inc., 3.70%, 04/11/28 (Call 01/11/28)	285	307,965

		20,036,236

Telecommunications — 1.1%
America Movil SAB de CV
3.13%, 07/16/22	250	254,015
4.38%, 07/16/42(a)	194	210,185
4.38%, 04/22/49 (Call 10/22/48)	325	357,273
6.13%, 03/30/40	265	348,438
6.38%, 03/01/35	25	32,798

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Telecommunications (continued)
Cisco Systems Inc.
1.85%, 09/20/21 (Call 08/20/21)	$390	$387,500
2.20%, 02/28/21	525	525,766
2.20%, 09/20/23 (Call 07/20/23)	265	265,604
2.50%, 09/20/26 (Call 06/20/26)(a)	270	273,008
2.60%, 02/28/23	200	203,124
2.90%, 03/04/21	50	50,585
2.95%, 02/28/26(a)	165	171,689
3.00%, 06/15/22	40	40,967
3.50%, 06/15/25	150	160,241
3.63%, 03/04/24	114	121,229
5.50%, 01/15/40	208	277,233
5.90%, 02/15/39	350	485,082

		4,164,737

Transportation — 1.6%
Burlington Northern Santa Fe LLC
3.00%, 03/15/23 (Call 12/15/22)	75	76,816
3.00%, 04/01/25 (Call 01/01/25)	325	334,181
3.05%, 09/01/22 (Call 06/01/22)	75	76,538
3.25%, 06/15/27 (Call 03/15/27)	175	183,806
3.40%, 09/01/24 (Call 12/01/23)	95	99,439
3.75%, 04/01/24 (Call 01/01/24)	50	52,882
3.85%, 09/01/23 (Call 06/01/23)	108	114,593
3.90%, 08/01/46 (Call 02/01/46)	100	106,315
4.05%, 06/15/48 (Call 12/15/47)	300	329,379
4.13%, 06/15/47 (Call 12/15/46)	130	143,684
4.15%, 04/01/45 (Call 10/01/44)	135	149,580
4.15%, 12/15/48 (Call 06/15/48)	200	223,828
4.38%, 09/01/42 (Call 03/01/42)	75	84,512
4.40%, 03/15/42 (Call 09/15/41)	114	128,740
4.45%, 03/15/43 (Call 09/15/42)	115	130,642
4.55%, 09/01/44 (Call 03/01/44)	150	173,249
4.70%, 09/01/45 (Call 03/01/45)	85	100,806
4.90%, 04/01/44 (Call 10/01/43)	55	66,662
5.05%, 03/01/41 (Call 09/01/40)	20	24,227
5.15%, 09/01/43 (Call 03/01/43)	100	123,114
5.40%, 06/01/41 (Call 12/01/40)	35	44,002
5.75%, 05/01/40 (Call 11/01/39)	45	59,095
6.15%, 05/01/37	210	281,469
Canadian National Railway Co.
2.75%, 03/01/26 (Call 12/01/25)(a)	260	263,882
3.20%, 08/02/46 (Call 02/02/46)	260	255,801
4.45%, 01/20/49 (Call 07/20/48)	165	199,299
6.25%, 08/01/34	65	89,763

Security	Par/ Shares (000)	Value

Transportation (continued)
United Parcel Service Inc.
2.40%, 11/15/26 (Call 08/15/26)	$100	$99,685
2.45%, 10/01/22	97	97,610
2.50%, 04/01/23 (Call 03/01/23)	190	191,510
2.80%, 11/15/24 (Call 09/15/24)	273	279,093
3.05%, 11/15/27 (Call 08/15/27)	180	186,458
3.13%, 01/15/21	62	62,829
3.40%, 11/15/46 (Call 05/15/46)	145	141,530
3.75%, 11/15/47 (Call 05/15/47)	350	365,848
4.88%, 11/15/40 (Call 05/15/40)	75	89,735
6.20%, 01/15/38	312	433,240

		5,863,842

Total Corporate Bonds & Notes — 99.0% (Cost: $357,359,175)		374,726,331

Short-Term Investments

Money Market Funds — 8.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 2.45%(d)(e)(f)	28,442	28,456,709
BlackRock Cash Funds: Treasury, SL Agency Shares, 2.25%(d)(e)	1,721	1,721,000

		30,177,709

Total Short-Term Investments — 8.0% (Cost: $30,168,228)		30,177,709

Total Investments in Securities — 107.0% (Cost: $387,527,403)		404,904,040

Other Assets, Less Liabilities — (7.0)%		(26,325,579)

Net Assets — 100.0%		$378,578,461

(a)	All or a portion of this security is on loan.
(b)	Security is issued at a fixed coupon rate, which converts to a variable rate at a specified date.
(c)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.
(e)	Annualized 7-day yield as of period-end.
(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliates of the Fund during the nine months ended July 31, 2019, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)		Par/Shares Sold (000)		Par/Shares Held at 07/31/19 (000)	Value at 07/31/19	Income		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

BlackRock Cash Funds: Institutional, SL Agency Shares	13,181	15,261	(a)	—		28,442	$28,456,709	$47,766	(b)	$376	$7,428
BlackRock Cash Funds: Treasury, SL Agency Shares	1,950	—		(229	)(a)	1,721	1,721,000	55,168		—	—
PNC Bank N.A.
2.00%, 05/19/20(c)	250	—		(250)		—	N/A	4,445		1,317	903
2.15%, 04/29/21(c)	250	—		—		250	N/A	3,807		—	8,416
2.60%, 07/21/20(c)	250	500		(750)		—	N/A	13,722		4,973	3,333

Schedule of Investments (unaudited) (continued) July 31, 2019	iShares® Aaa - A Rated Corporate Bond ETF

Affiliates (continued)

Affiliated Issuer	Par/Shares Held at 10/31/18 (000)	Par/Shares Purchased (000)	Par/Shares Sold (000)	Par/Shares Held at 07/31/19 (000)	Value at 07/31/19		Income	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)

4.20%, 11/01/25(c)	250	—	—	250	$	N/A	$6,679	$—	$10,960
PNC Financial Services Group Inc. (The)
3.15%, 05/19/27(c)	65	75	—	140		N/A	2,495	—	1,916
3.30%, 03/08/22(c)	140	25	—	165		N/A	3,045	—	3,483
3.90%, 04/29/24(c)	225	575	(100)	700		N/A	14,112	(4,735)	11,457
5.13%, 02/08/20(c)	67	—	(67)	—		N/A	497	(530)	1,042

						$30,177,709	$151,736	$1,401	$48,938

(a)	Net of purchases and sales.
(b)

Includes securities lending income earned from the reinvestment of cash collateral from loaned securities (excluding collateral investment fees), net of fees and other payments to and from borrowers of securities, and less fees paid to BTC as securities lending agent.

(c)	As of period end, the entity is no longer an affiliate of the Fund.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. For description of the input levels and information about the Fund’s policy regarding valuation of financial instruments, refer to a recently published shareholder report. Shareholder reports are available on the Fund’s website at www.iShares.com and on the U.S. Securities and Exchange Commission website at www.sec.gov.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2019. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Investments
Assets
Corporate Bonds & Notes	$—	$374,726,331	$—	$374,726,331
Money Market Funds	30,177,709	—	—	30,177,709

	$30,177,709	$374,726,331	$—	$404,904,040